UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-3967

FIRST INVESTORS INCOME FUNDS

(Exact name of registrant as specified in charter)

40 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

Foresters Investment Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: SEPTEMBER 30

DATE OF REPORTING PERIOD: DECEMBER 31, 2018

 Item 1. Schedule of Investments

 The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)

FLOATING RATE FUND

December 31, 2018

Principal Amount		Security		Value
		LOAN PARTICIPATIONS†—87.6%
		Aerospace/Defense—1.0%
		TransDigm, Inc.:
$1,332	M	5.0224%, 8/22/2020		$1,260,306
1,336	M	5.0224%, 5/30/2025		1,264,631
				2,524,937
		Automotive—1.3%
		Dexko Global, Inc.:
499	M	6.0224%, 7/24/2024		498,744
500	M	11.0530%, 7/14/2025		483,750
765	M	Innovative XCessories & Services, LLC, 7.26%, 11/29/2022		752,828
1,058	M	Superior Industries International., Inc, 6.5224%, 5/22/2024		1,010,782
500	M	Truck Hero, Inc., 10.7563%, 4/21/2025		483,750
				3,229,854
		Building Materials—1.6%
1,750	M	Foundation Building Materials, 5.7051%, 8/13/2025		1,653,750
2,484	M	Yak Access, LLC, 7.52%, 7/11/2025		2,148,984
				3,802,734
		Chemicals—5.5%
1,481	M	Archroma Finance Sarl, 6.4204%, 8/12/2024		1,464,586
2,464	M	ColourOz Investment, 5.4874%, 9/7/2021		2,229,905
1,990	M	Consolidated Energy Finance SA, 4.9324%, 5/7/2025		1,935,275
		Invictus U.S. Newco, LLC:
496	M	5.495%, 3/28/2026		484,672
1,000	M	9.245%, 3/30/2026		990,000
1,150	M	MacDermid, Inc., 2.25%, 11/17/2025	(a)	1,115,500
2,400	M	Messer Industries USA, Inc., 2.5%, 10/1/2025	(a)	2,286,000
1,233	M	PQ Group Holdings, Inc., 5.0266%, 2/7/2025		1,170,628
1,682	M	Venator Finance Sarl, 5.5224%, 8/8/2024		1,615,173
				13,291,739
		Consumer Durables—1.0%
2,483	M	TGP Holdings III, LLC, 7.053%, 9/25/2024		2,389,990
		Consumer Non-Durables—1.5%
2,500	M	Energizer Holdings, Inc., 2.25%, 6/23/2025	(a)	2,438,539
1,347	M	frontdoor, inc., 5.0625%, 8/14/2025		1,299,493
				3,738,032
		Energy—1.1%
450	M	California Resources Corp., 7.2563%, 12/31/2022		432,000
475	M	Centurion Pipeline, LLC, 5.63613%, 9/26/2025		454,812
1,199	M	Foresight Energy, LLC, 8.2766%, 3/16/2022		1,179,290
671	M	Triton Solar U.S Acqusition Co, 8.5093%, 10/29/2024		627,180
				2,693,282
		Financial Services—3.4%
1,877	M	Alliant Holdings Intermediate, LLC, 5.2051%, 5/9/2025		1,779,044
250	M	Natgasoline LLC, 6.25%, 11/14/2025		249,263
2,702	M	NFP Corp., 5.5224%, 1/8/2024		2,556,535
3,970	M	USI Holdings Corp., 5.803%, 5/16/2024		3,758,137
				8,342,979
		Financials—4.8%
		Acrisure, LLC:
498	M	6.2724%, 11/22/2023		481,331
494	M	6.7724%, 11/22/2023		480,172
250	M	AI Alpine U.S. Bidco, Inc., 5.8085%, 10/24/2025		240,000
2,306	M	AssuredPartners, Inc., 5.7724%, 10/22/2024		2,183,432
1,244	M	Cision, Inc., 5.553%, 6/16/2023		1,197,762
1,825	M	Empower Payments, Inc., 7.053%, 10/5/2025		1,793,063
249	M	Global Business Group Service BV, 5.1146%, 8/13/2025		246,881
1,489	M	Paysafe, LLC, 6.0224%, 1/3/2025		1,432,922
1,525	M	Sedgwick Claims Management Services, Inc., 3.25%, 11/5/2025	(a)	1,462,734
1,493	M	TransUnion, LLC, 4.5224%, 6/12/2025		1,443,994
671	M	VFH Parent, LLC, 5.5536%, 12/2/2021		660,564
				11,622,855
		Food/Beverage/Tobacco—3.1%
625	M	8th Avenue Food and Provisions, 6.0993%, 10/1/2025		614,650
2,131	M	Chobani, LLC, 6.0224%, 10/9/2023		1,984,865
740	M	Dole Food Co., Inc., 5.19%, 4/6/2024		715,704
3,483	M	Hearthside Food Holdings, LLC, 6.2099%, 5/23/2025		3,299,669
1,000	M	Refresco BV, 5.8661%, 1/22/2025		988,125
				7,603,013
		Gaming/Leisure—8.0%
		AMC Entertainment Holdings, Inc.:
1,858	M	4.7051%, 12/15/2022		1,792,957
368	M	4.7051%, 12/15/2023		355,542
3,000	M	Boyd Gaming Corp., 4.666%, 9/15/2023		2,886,570
1,737	M	Casablanca U.S. Holdings, Inc., 6.5266%, 3/29/2024		1,650,031
2,000	M	Dorna Sports SL, 5.883%, 4/12/2024		1,970,000
1,000	M	Eldorado Resorts, Inc., 4.53%, 4/17/2024		962,500
2,540	M	Lakeland Tours, 6.7882%, 12/16/2024		2,476,695
1,000	M	Penn National Gaming, Inc., 4.7051%, 10/15/2025		964,165
1,850	M	Seminole Hard Rock Entertainment, Inc., 5.146%, 5/8/2020		1,834,163
1,741	M	Sigma Bidco BV, 5.3981%, 7/2/2025		1,652,011
2,189	M	Stars Group Holdings BV, 6.303%, 7/10/2025		2,119,904
995	M	Station Casinos, LLC, 5.03%, 6/8/2023		955,059
				19,619,597
		Health Care—11.5%
975	M	Air Methods Corp., 6.303%, 4/22/2024		777,562
250	M	Albany Molecular Research, Inc., 9.34446%, 7/28/2025		244,375
		Bausch Health Cos., Inc.:
1,690	M	5.3789%, 6/2/2025		1,616,930
395	M	5.1289%, 6/2/2025		374,756
1,538	M	DaVita, Inc., 5.2724%, 6/18/2021		1,528,956
3,500	M	Envision Healthcare Corp., 6.2724%, 10/10/2025		3,284,173
1,485	M	Equian Buyer Corp., 5.7563%, 5/20/2024		1,442,849
		Heartland Dental, LLC:
308	M	3.75%, 4/30/2025	(a)	294,910
2,043	M	6.2724%, 4/30/2025		1,956,606
1,493	M	Jordan Health. Inc., 7.4696%, 5/16/2025		1,450,217
		Mallinckrodt International Finance SA:
1,921	M	5.553%, 9/24/2024		1,781,264
496	M	5.6181%, 2/24/2025		462,753
		NMN Holdings III Corp:
236	M	3.75%, 11/13/2025	(a)	231,525
1,114	M	6.1824%, 11/13/2025		1,091,475
188	M	Onex Carestream Finance, LP, 6.3446%, 6/7/2019		184,725
1,092	M	Parexel International Corp., 5.2724%, 9/27/2024		998,128
500	M	PetVet Care, Inc., 8.7538%, 2/13/2026		493,750
744	M	PharMerica Corp., 5.9551%, 9/26/2024		711,809
498	M	R1 RCM, Inc., 7.7724%, 5/2/2025		492,525
2,400	M	RegionalCare Hospital Partners Holdings, Inc., 7.129%, 11/17/2025		2,290,500
		Sound Inpatient Physicians, LLC:
2,239	M	5.2724%, 6/25/2025		2,149,200
250	M	9.2724%, 6/25/2026		240,000
985	M	Stratose Intermediate II, 5.7724%, 6/22/2023		970,841
2,485	M	U.S. Renal Care, 7.053%, 12/30/2022		2,377,995
500	M	Universal Hospital Health, Inc., 3%, 10/20/2025	(a)	482,500
				27,930,324
		Information Technology—12.3%
850	M	Cabot Microelectronics Corp., 4.8125%, 11/14/2025		847,441
2,015	M	Change Healthcare Holdings, LLC, 5.2724%, 1/15/2024		1,918,730
1,306	M	Corel Corp., 7.7706%, 6/5/2024	(a)	1,293,188
4,107	M	DigiCert Holdings, Inc., 6.5224%, 10/31/2024		3,986,734
750	M	EagleView Technology Corp., 5.9551%, 8/14/2025		717,499
2,587	M	GTT Communications, Inc., 5.27%, 6/2/2025		2,422,092
1,421	M	Inovalon Holdings, Inc., 5.9375%, 4/2/2025		1,382,348
1,966	M	ION Trading Technologies, Ltd., 6.5224%, 11/21/2024		1,857,900
1,809	M	Microchip Technology, Inc., 4.53%, 5/29/2025		1,713,712
1,993	M	Plantronics, Inc., 5.0224%, 7/2/2025		1,921,099
2,296	M	Project Leopard Holdings, Inc., 6.5224%, 7/7/2023		2,241,466
1,980	M	SolarWinds, Inc., 5.2724%, 2/5/2024		1,911,938
625	M	SuperMoose Borrower, LLC, 6.2724%, 8/29/2025		608,594
		VeriFone Systems, Inc.:
1,000	M	6.6445%, 8/11/2025		969,580
1,000	M	10.6445%, 8/10/2026		981,880
2,000	M	Web.com Group, Inc., 6.1704%, 10/25/2025		1,928,340
725	M	WeddingWire, Inc., 4.5%, 11/7/2025	(a)	712,313
2,586	M	Western Digital Corp., 4.2556%, 4/28/2023		2,461,090
				29,875,944
		Manufacturing—7.8%
1,985	M	Altran Technologies SA, 5.042%, 3/20/2025		1,950,262
2,178	M	AMG Advanced Metallurgical, 5.495%, 1/30/2025		2,148,066
3,448	M	Brand Energy & Infrastructure Services, Inc.6.7272%, 6/21/2024		3,280,883
1,490	M	Clark Equipment Co., 4.803%, 5/17/2024		1,423,888
990	M	Duravant., 6.053%, 7/24/2024		950,400
1,340	M	Filtration Group Corp., 5.5224%, 3/31/2025		1,297,448
1,463	M	GrafTech International, Ltd., 6.0224%, 2/12/2025		1,433,250
2,668	M	Hillman Group, Inc., 6.803%, 6/2/2025		2,534,881
2,454	M	Houghton International Corp., 5.7724%, 12/31/2019		2,438,969
1,493	M	Minimax Viking GmbH, 5.5224%, 7/25/2025		1,451,456
				18,909,503
		Media-Broadcasting—1.8%
2,204	M	Altice Financing SA, 5.2196%, 7/28/2025		2,077,358
348	M	Mission Broadcasting, Inc., 4.7563%, 1/17/2024		329,282
2,005	M	Nexstar Broadcasting, Inc., 4.7562%, 1/17/2024		1,899,921
				4,306,561
		Media-Cable TV—5.0%
3,756	M	Atlantic Broadband, 4.8974%, 1/3/2025		3,571,436
		CSC Holdings, LLC:
1,843	M	4.7051%, 7/18/2025		1,762,218
249	M	4.9551%, 1/26/2026		239,733
		Gray Television, Inc.:
1,212	M	4.5993%, 2/7/2024		1,166,543
625	M	2.5%, 11/3/2025	(a)	605,469
997	M	Midcontinent Communications, 4.4696%, 12/29/2023		980,000
1,481	M	Raycom TV Broadcasting, LLC, 6.75%, 8/23/2024		1,484,027
1,995	M	SRF Group, LLC, 5.2724%, 7/31/2025		1,827,861
600	M	Ziggo Secured Finance Partnership, 4.9551%, 4/15/2025		566,700
				12,203,987
		Media-Diversified—.4%
962	M	Tribune Media Co., 5.5224%, 1/29/2024		954,789
		Metals/Mining—1.4%
1,358	M	Big River Steel, LLC, 7.803%, 8/23/2023		1,347,629
1,386	M	MRC Global (U.S.), Inc., 5.5224%, 9/20/2024		1,347,885
783	M	TMS International Corp., 5.275%, 8/14/2024		747,574
				3,443,088
		Retail-General Merchandise—2.9%
1,994	M	1011778 B.C., ULC, 4.7724%, 2/17/2024		1,904,342
1,495	M	Harbor Freight Tools USA, Inc., 5.0224%, 8/16/2023		1,413,682
823	M	SRS Distribution, Inc., 5.7724%, 5/23/2025		770,479
1,980	M	Staples, Inc., 6.541%, 9/12/2024		1,897,088
1,139	M	Varisity Brands, Inc., 6.0224%, 12/16/2024		1,104,709
				7,090,300
		Services—3.9%
1,269	M	Capri Acquistion BidCo., 5.7766%, 11/1/2024		1,230,137
250	M	Comet Acquisition, Inc., 6.2768%, 10/22/2025		247,031
1,350	M	Dawn Acquisition, LLC, 3.75%, 10/27/2025	(a)	1,275,750
449	M	Garrett LX III S.A.R.L., 5.33%, 9/26/2025		427,553
2,985	M	IQVIA, Inc., 4.2724%, 6/9/2025		2,895,450
929	M	Monitronics International, Inc., 8.303%, 9/30/2022		817,621
1,990	M	Multi-Color Corp., 4.5224%, 10/31/2024		1,897,078
750	M	R.R. Donnelley & Sons Co., 7.5056%, 1/4/2024		738,750
				9,529,370
		Utilities—5.5%
500	M	Brookfield WEC Holdings Inc., 9.2724%, 7/27/2026		490,938
2,842	M	Calpine Corp., 5.31%, 1/15/2024		2,702,441
1,100	M	Edgewater Generation, LLC, 3.75%, 12/12/2025		1,079,375
2,288	M	ExGen Renewables I, LLC, 5.71%, 11/28/2024		2,196,122
1,617	M	HD Supply, Inc., 4.27%, 10/17/2023		1,558,159
1,581	M	Invenergy Thermal, LLC, 6.303%, 8/25/2025		1,565,470
1,996	M	Talen Energy Supply, LLC, 6.5224%, 7/6/2023		1,969,739
2,733	M	USIC Holdings, Inc., 5.7724%, 12/11/2023		2,599,615
				14,161,859
		Waste Management—1.6%
2,987	M	GFL Environmental, Inc., 5.3961%, 6/2/2025		2,793,629
1,054	M	Gopher Resource, LLC, 5.7724%, 3/6/2025		1,019,299
				3,812,928
		Wireless Communications—1.2%
1,425	M	Sprint Communications, Inc., 5.0625%, 2/2/2024		1,375,946
1,676	M	Telesat Canada, 5.31%, 11/17/2023		1,595,676
				2,971,622
Total Value of Loan Participations (cost $221,749,809)				214,049,287
		CORPORATE BONDS—6.8%
		Consumer Non-Durables—.5%
1,211	M	Reynolds Group Holdings, Inc., 5.75%, 10/15/2020		1,209,870
		Energy—1.0%
650	M	Genesis Energy, LP, 6%, 5/15/2023		602,875
650	M	Global Partners, LP, 6.25%, 7/15/2022		617,500
1,250	M	Sunoco, LP, 4.875%, 1/15/2023		1,221,875
				2,442,250
		Financials—.9%
350	M	DAE Funding, LLC, 4.5%, 8/1/2022	(b)	336,875
850	M	Icahn Enterprises, LP, 6.25%, 2/1/2022		841,500
1,250	M	Springleaf Finance Corp., 6.875%, 3/15/2025		1,121,875
				2,300,250
		Forest Products/Containers—.8%
1,000	M	Ardagh Holdings USA, Inc., 7.25%, 5/15/2024	(b)	1,001,250
900	M	BWAY Holding Co., 5.5%, 4/15/2024	(b)	849,375
				1,850,625
		Health Care—.8%
1,550	M	Bausch Health Cos., Inc., 5.5%, 3/1/2023	(b)	1,424,063
450	M	Endo Finance, LLC, 7.25%, 1/15/2022	(b)	391,500
250	M	Tenet Healthcare Corp., 5.125%, 5/1/2025		233,750
				2,049,313
		Media-Cable TV—.6%
425	M	Altice France SA, 6.25%, 5/15/2024	(b)	397,906
1,175	M	Clear Channel Worldwide Holdings, Inc. - Series "A", 6.5%, 11/15/2022		1,169,125
				1,567,031
		Metals/Mining—.4%
1,100	M	First Quantum Minerals, Ltd., 7.25%, 5/15/2022	(b)	1,024,375
		Telecommunications—.3%
650	M	GCI, Inc., 6.875%, 4/15/2025		633,750
		Utilities—.8%
1,150	M	Calpine Corp., 5.375%, 1/15/2023		1,081,000
1,000	M	Targa Resources Partners, LP, 4.25%, 11/15/2023		928,750
				2,009,750
		Wireless Communications—.7%
1,550	M	Sprint Corp., 7.875%, 9/15/2023		1,594,563
Total Value of Corporate Bonds (cost $17,475,510)				16,681,777
Total Value of Investments (cost $239,225,319)		94.4%		230,731,064
Other Assets, Less Liabilities		5.6		12,873,438
Net Assets		100.0%		$243,604,502

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31, 2018, the Fund held seven 144A securities with an aggregate value of $5,425,344 representing 2.2% of the Fund's net assets.

†	The interest rates shown on variable and floating rate notes are adjusted periodically; the rates shown are the rates in effect at December 31, 2018.

At December 31, 2018, the cost of investments for federal income tax purposes was $239,225,319. Accumulated net unrealized depreciation on investments was $8,494,255, consisting of $105,635 gross unrealized appreciation and $8,599,890 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Loan Participations	$-	$214,049,287	$-	$214,049,287
Corporate Bonds	-	16,681,777	-	16,681,777
Total Investments in Securities*	$-	$230,731,064	$-	$230,731,064

*	The Portfolio of Investments provides information on the industry categorization of loan participations and corporate bonds.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)

FUND FOR INCOME

December 31, 2018

Principal Amount		Security				Value
		CORPORATE BONDS—92.1%
		Aerospace/Defense—1.7%
		Bombardier, Inc.:
$2,600	M	8.75%, 12/1/2021		(a)		$2,687,750
1,950	M	7.5%, 12/1/2024		(a)		1,842,750
		Meccanica Holdings USA, Inc.:
1,871	M	7.375%, 7/15/2039		(a)		1,973,905
750	M	6.25%, 1/15/2040		(a)		701,250
3,025	M	TransDigm, Inc., 5.5%, 10/15/2020				3,006,094
						10,211,749
		Automotive—2.8%
2,875	M	Adient Global Holdings, Ltd., 4.875%, 8/15/2026		(a)		2,213,750
3,125	M	American Axle & Manufacturing, Inc., 6.25%, 4/1/2025				2,855,469
700	M	Asbury Automotive Group, Inc., 6%, 12/15/2024				673,750
1,700	M	Avis Budget Group, Inc., 6.375%, 4/1/2024		(a)		1,632,000
1,675	M	Cooper Standard Automotive, Inc., 5.625%, 11/15/2026		(a)		1,482,375
1,000	M	Dana Financing Luxembourg Sarl, 6.5%, 6/1/2026		(a)		963,750
		Dana Holding Corp.:
1,425	M	6%, 9/15/2023				1,423,219
700	M	5.5%, 12/15/2024				654,500
50	M	Group 1 Automotive, Inc., 5.25%, 12/15/2023		(a)		46,625
1,650	M	Hertz Corp., 7.625%, 6/1/2022		(a)		1,559,250
1,375	M	J.B. Poindexter & Co., 7.125%, 4/15/2026		(a)		1,292,500
750	M	LKQ Corp., 4.75%, 5/15/2023				708,750
1,875	M	Tenneco, Inc., 5%, 7/15/2026				1,451,719
						16,957,657
		Building Materials—1.2%
2,000	M	Building Materials Corp., 5.375%, 11/15/2024		(a)		1,885,000
3,425	M	Griffon Corp., 5.25%, 3/1/2022				3,112,469
1,175	M	New Enterprise Stone & Lime Co., 6.25%, 3/15/2026		(a)		1,072,188
925	M	Standard Industries, Inc., 5.5%, 2/15/2023		(a)		908,813
						6,978,470
		Chemicals—2.6%
2,150	M	Avantor, Inc., 9%, 10/1/2025		(a)		2,155,375
1,800	M	Blue Cube Spinco, Inc., 10%, 10/15/2025				2,043,000
950	M	CVR Partners, LP, 9.25%, 6/15/2023		(a)		991,562
1,600	M	PQ Corp., 6.75%, 11/15/2022		(a)		1,656,000
4,200	M	Rain CII Carbon, LLC, 7.25%, 4/1/2025		(a)		3,822,000
1,400	M	Rayonier AM Products, Inc., 5.5%, 6/1/2024		(a)		1,239,000
1,675	M	Tronox, Inc., 6.5%, 4/15/2026		(a)		1,396,531
2,400	M	Univar USA, Inc., 6.75%, 7/15/2023		(a)		2,379,000
						15,682,468
		Consumer Non-Durables—2.1%
1,675	M	Eagle Intermediate Global Holding, 7.5%, 5/1/2025		(a)		1,573,244
850	M	Energizer Gamma Acquisition, 6.375%, 7/15/2026		(a)		782,000
1,700	M	Energizer Holdings, Inc., 5.5%, 6/15/2025		(a)		1,538,500
2,400	M	First Quality Finance Co., 4.625%, 5/15/2021		(a)		2,334,000
1,575	M	KGA Escrow, LLC, 7.5%, 8/15/2023		(a)		1,557,281
		Reynolds Group Holdings, Inc.:
3,028	M	5.75%, 10/15/2020				3,024,676
1,525	M	5.125%, 7/15/2023		(a)		1,454,469
						12,264,170
		Energy—12.5%
1,700	M	Andeavor Logistics, LP, 6.875%, 12/29/2049				1,516,187
950	M	Antero Resources Corp., 5.375%, 11/1/2021				920,312
1,650	M	Apergy Corp., 6.375%, 5/1/2026				1,608,750
3,461	M	Baytex Energy Corp., 5.125%, 6/1/2021		(a)		3,331,212
1,475	M	Berry Petroleum Co., 7%, 2/15/2026		(a)		1,334,875
		Blue Racer Midstream, LLC:
1,375	M	6.125%, 11/15/2022		(a)		1,333,750
1,500	M	6.625%, 7/15/2026		(a)		1,402,500
2,475	M	California Resources Corp., 8%, 12/15/2022		(a)		1,683,000
1,300	M	Callon Petroleum Co., 6.375%, 7/1/2026				1,215,500
		Carrizo Oil & Gas, Inc.:
500	M	6.25%, 4/15/2023				465,000
600	M	8.25%, 7/15/2025				591,000
		Chesapeake Energy Corp.:
975	M	4.875%, 4/15/2022				855,562
2,425	M	7%, 10/1/2024				2,109,750
		Consolidated Energy Finance SA:
2,425	M	6.53819%, 6/15/2022		(a)	†	2,420,036
350	M	6.5%, 5/15/2026		(a)		336,875
1,675	M	Covey Park Energy, LLC, 7.5%, 5/15/2025		(a)		1,448,875
		Crestwood Midstream Partners, LP:
2,175	M	6.25%, 4/1/2023				2,104,312
1,375	M	5.75%, 4/1/2025				1,282,187
1,700	M	CrownRock, LP, 5.625%, 10/15/2025		(a)		1,536,375
1,200	M	CSI Compressco, LP, 7.5%, 4/1/2025		(a)		1,122,000
1,775	M	Delek Logistics Partners, LP, 6.75%, 5/15/2025				1,730,625
775	M	Denbury Resources, Inc., 9%, 5/15/2021		(a)		724,625
		Diamondback Energy, Inc.:
1,600	M	4.75%, 11/1/2024		(a)		1,552,000
500	M	4.75%, 11/1/2024				485,000
2,325	M	EnLink Midstream Partners, LP, 4.85%, 7/15/2026				2,099,821
2,267	M	Exterran Partners, LP, 6%, 10/1/2022				2,142,315
650	M	Forum Energy Technologies, Inc., 6.25%, 10/1/2021				575,250
		Genesis Energy, LP:
1,400	M	6.75%, 8/1/2022				1,372,000
500	M	5.625%, 6/15/2024				431,250
1,875	M	Global Partners, LP, 6.25%, 7/15/2022				1,781,250
		Gulfport Energy Corp.:
1,250	M	6.625%, 5/1/2023				1,187,500
1,150	M	6.375%, 5/15/2025				1,022,062
1,550	M	Laredo Petroleum, Inc., 6.25%, 3/15/2023				1,398,875
1,575	M	Matador Resources Co., 5.875%, 9/15/2026				1,452,938
2,050	M	McDermott Escrow 1, Inc., 10.625%, 5/1/2024		(a)		1,737,375
		Murphy Oil Corp.:
500	M	4.45%, 12/1/2022				472,010
1,100	M	5.75%, 8/15/2025				1,030,247
700	M	5.875%, 12/1/2042				536,117
1,850	M	Nabors Industries, Inc., 5.75%, 2/1/2025				1,405,205
850	M	Northern Oil and Gas, Inc., 8.5%, 5/15/2023		(c)	(d)	822,375
		Oasis Petroleum, Inc.:
1,750	M	6.875%, 1/15/2023				1,620,938
1,125	M	6.25%, 5/1/2026		(a)		947,813
1,650	M	Parkland Fuel Corp., 6%, 4/1/2026		(a)		1,555,125
		Parsley Energy, LLC:
875	M	5.25%, 8/15/2025		(a)		796,250
300	M	5.625%, 10/15/2027		(a)		274,125
		Precision Drilling Corp.:
776	M	6.5%, 12/15/2021				726,013
950	M	7.125%, 1/15/2026		(a)		821,750
1,350	M	QEP Resources, Inc., 6.875%, 3/1/2021				1,366,875
2,450	M	SM Energy Co., 5%, 1/15/2024				2,143,750
600	M	Southwestern Energy Co., 7.5%, 4/1/2026				570,000
700	M	Suburban Propane Partners, LP, 5.875%, 3/1/2027				623,000
		Sunoco, LP:
1,975	M	4.875%, 1/15/2023				1,930,563
1,125	M	5.875%, 3/15/2028				1,055,115
725	M	Transocean Guardian, Ltd., 5.875%, 1/15/2024		(a)		697,813
1,050	M	Transocean Pontus, Ltd., 6.125%, 8/1/2025		(a)		1,018,500
		Transocean, Inc.:
925	M	3.8%, 10/15/2022				818,625
1,425	M	7.25%, 11/1/2025		(a)		1,250,438
375	M	Unit Corp., 6.625%, 5/15/2021				343,125
		Whiting Petroleum Corp.:
1,825	M	6.25%, 4/1/2023				1,669,875
1,250	M	6.625%, 1/15/2026				1,078,125
		WPX Energy, Inc.:
619	M	6%, 1/15/2022				605,072
250	M	5.75%, 6/1/2026				227,500
						74,717,288
		Financials—5.9%
2,225	M	Ally Financial, Inc., 8%, 11/1/2031				2,480,875
1,925	M	Arch Merger Sub, Inc., 8.5%, 9/15/2025		(a)		1,746,360
1,525	M	Credit Suisse Group AG, 7.5%, 12/11/2023		(a)		1,554,737
1,900	M	CSTN Merger Sub, Inc., 6.75%, 8/15/2024		(a)		1,676,750
		DAE Funding, LLC:
775	M	5.75%, 11/15/2023		(a)		769,187
3,600	M	5%, 8/1/2024		(a)		3,492,000
		Icahn Enterprises, LP:
2,225	M	6.25%, 2/1/2022				2,202,750
1,450	M	6.75%, 2/1/2024				1,440,938
1,050	M	Intesa Sanpaolo SpA, 5.017%, 6/26/2024		(a)		953,336
		Ladder Capital Finance Holdings, LLLP:
1,350	M	5.25%, 3/15/2022		(a)		1,316,250
2,700	M	5.25%, 10/1/2025		(a)		2,416,500
1,425	M	LPL Holdings, Inc., 5.75%, 9/15/2025		(a)		1,339,500
2,500	M	Navient Corp., 5.875%, 3/25/2021				2,403,125
		Park Aerospace Holdings:
550	M	4.5%, 3/15/2023		(a)		515,625
3,375	M	5.5%, 2/15/2024		(a)		3,265,313
		Springleaf Finance Corp.:
1,225	M	7.75%, 10/1/2021				1,234,188
1,450	M	5.625%, 3/15/2023				1,341,250
1,600	M	6.875%, 3/15/2025				1,436,000
1,950	M	7.125%, 3/15/2026				1,744,031
750	M	UniCredit SpA, 5.861%, 6/19/2032		(a)		660,827
1,475	M	Wand Merger Corp., 8.125%, 7/15/2023		(a)		1,441,813
						35,431,355
		Food/Beverage/Tobacco—1.9%
375	M	HLF Financing Sarl, LLC, 7.25%, 8/15/2026		(a)		369,844
2,050	M	JBS USA LUX SA, 6.75%, 2/15/2028		(a)		2,006,437
1,825	M	Pilgrim's Pride Corp., 5.875%, 9/30/2027		(a)		1,660,750
		Post Holdings, Inc.:
1,725	M	5.5%, 3/1/2025		(a)		1,662,141
2,800	M	5.75%, 3/1/2027		(a)		2,639,000
3,575	M	Sigma Holdco BV, 7.875%, 5/15/2026		(a)		3,110,250
						11,448,422
		Forest Products/Containers—2.9%
		Ardagh Holdings USA, Inc.:
1,400	M	4.625%, 5/15/2023		(a)		1,340,500
5,950	M	7.25%, 5/15/2024		(a)		5,957,437
1,525	M	Berry Global, Inc., 5.5%, 5/15/2022				1,523,094
1,675	M	BWAY Holding Co., 5.5%, 4/15/2024		(a)		1,580,781
		Mercer International, Inc.:
350	M	7.75%, 12/1/2022				361,375
1,175	M	6.5%, 2/1/2024				1,154,438
1,425	M	7.375%, 1/15/2025		(a)		1,425,000
525	M	5.5%, 1/15/2026				472,500
1,500	M	Schweitzer-Mauduit International, Inc., 6.875%, 10/1/2026		(a)		1,413,750
2,125	M	Sealed Air Corp., 6.875%, 7/15/2033		(a)		2,130,313
						17,359,188
		Gaming/Leisure—4.5%
2,725	M	Boyd Gaming Corp., 6.875%, 5/15/2023				2,762,469
1,225	M	Cedar Fair, LP, 5.375%, 6/1/2024				1,203,562
1,200	M	Golden Nugget, Inc., 8.75%, 10/1/2025		(a)		1,155,000
2,900	M	IRB Holding Corp., 6.75%, 2/15/2026		(a)		2,544,750
2,650	M	Jack Ohio Finance, LLC, 6.75%, 11/15/2021		(a)		2,683,125
575	M	Lions Gate Entertainment Corp., 5.875%, 11/1/2024		(a)		570,687
1,200	M	MGM Resorts International, 6%, 3/15/2023				1,209,000
1,650	M	National CineMedia, LLC, 6%, 4/15/2022				1,660,313
3,650	M	Scientific Games International, Inc., 5%, 10/15/2025		(a)		3,266,750
1,125	M	Silversea Cruise Finance, Ltd., 7.25%, 2/1/2025		(a)		1,194,975
600	M	Six Flags Entertainment Corp., 4.875%, 7/31/2024		(a)		567,000
1,075	M	Stars Group Holdings BV, 7%, 7/15/2026		(a)		1,048,125
		Viking Cruises, Ltd.:
4,150	M	6.25%, 5/15/2025		(a)		4,108,500
1,150	M	5.875%, 9/15/2027		(a)		1,075,250
1,675	M	Wynn Las Vegas, LLC, 5.5%, 3/1/2025		(a)		1,566,125
						26,615,631
		Health Care—8.3%
800	M	AMN Healthcare, Inc, 5.125%, 10/1/2024		(a)		768,000
		Bausch Health Cos., Inc.:
400	M	6.5%, 3/15/2022		(a)		403,000
1,050	M	5.5%, 3/1/2023		(a)		964,688
3,375	M	7%, 3/15/2024		(a)		3,417,188
2,150	M	6.125%, 4/15/2025		(a)		1,881,250
2,225	M	9%, 12/15/2025		(a)		2,222,219
975	M	8.5%, 1/31/2027		(a)		948,188
		CHS/Community Health Systems, Inc.:
950	M	5.125%, 8/1/2021				885,875
2,450	M	6.25%, 3/31/2023				2,235,747
1,050	M	Cimpress NV, 7%, 6/15/2026		(a)		1,013,250
5,575	M	DaVita, Inc., 5.125%, 7/15/2024				5,240,500
		Endo Finance, LLC:
725	M	7.25%, 1/15/2022		(a)		630,750
1,575	M	6%, 7/15/2023		(a)		1,208,812
375	M	6%, 2/1/2025		(a)		270,937
		HCA, Inc.:
3,600	M	6.25%, 2/15/2021				3,690,000
1,800	M	5.875%, 5/1/2023				1,827,000
1,475	M	5.375%, 2/1/2025				1,441,812
900	M	5.25%, 6/15/2026				895,500
775	M	5.5%, 6/15/2047				736,250
		HealthSouth Corp.:
1,150	M	5.125%, 3/15/2023				1,132,750
1,325	M	5.75%, 11/1/2024				1,316,719
		Mallinckrodt Finance SB:
2,575	M	5.75%, 8/1/2022		(a)		2,227,375
1,025	M	5.5%, 4/15/2025		(a)		712,375
1,750	M	MEDNAX, Inc., 6.25%, 1/15/2027		(a)		1,693,125
1,925	M	Molina Healthcare, Inc., 5.375%, 11/15/2022				1,864,844
775	M	MPH Operating Partnership, LP, 7.125%, 6/1/2024		(a)		724,625
1,775	M	Polaris Intermediate Corp., 8.5%, 12/1/2022		(a)		1,625,669
1,425	M	RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/2023		(a)		1,444,594
3,000	M	Syneos Health, Inc., 7.5%, 10/1/2024		(a)		3,135,000
625	M	Tenet Healthcare Corp., 5.125%, 5/1/2025				584,375
2,750	M	Universal Hospital Services, Inc., 7.625%, 8/15/2020				2,732,813
						49,875,230
		Home-Building—.2%
1,650	M	William Lyon Homes, Inc., 6%, 9/1/2023				1,493,250
		Information Technology—5.5%
5,950	M	Alliance Data Systems Corp., 5.375%, 8/1/2022		(a)		5,823,562
1,650	M	Anixter, Inc., 6%, 12/1/2025		(a)		1,641,750
1,650	M	CDW, LLC, 5%, 9/1/2025				1,586,062
3,025	M	CommScope Technologies, LLC, 6%, 6/15/2025		(a)		2,767,875
		Diamond 1 Finance Corp.:
2,425	M	5.875%, 6/15/2021		(a)		2,428,448
800	M	7.125%, 6/15/2024		(a)		814,616
925	M	J2 Cloud Services, LLC, 6%, 7/15/2025		(a)		907,656
		NCR Corp.:
1,860	M	4.625%, 2/15/2021				1,818,150
975	M	5.875%, 12/15/2021				954,281
1,000	M	Nielsen Finance, LLC, 5%, 4/15/2022		(a)		960,000
1,875	M	Nuance Communications, Inc., 6%, 7/1/2024				1,872,656
3,850	M	Rackspace Hosting, Inc., 8.625%, 11/15/2024		(a)		3,012,625
3,975	M	Solera, LLC, 10.5%, 3/1/2024		(a)		4,253,250
1,750	M	Symantec Corp., 5%, 4/15/2025		(a)		1,636,560
525	M	Verisign, Inc., 4.75%, 7/15/2027				494,314
1,800	M	Verscend Holding Corp., 9.75%, 8/15/2026		(a)		1,698,750
						32,670,555
		Manufacturing—2.2%
2,525	M	ATS Automation Tooling Systems, Inc., 6.5%, 6/15/2023		(a)		2,556,562
1,575	M	Brand Energy & Infrastructure, 8.5%, 7/15/2025		(a)		1,350,562
1,250	M	Cloud Crane, LLC, 10.125%, 8/1/2024		(a)		1,287,500
2,925	M	Grinding Media, Inc., 7.375%, 12/15/2023		(a)		2,844,563
2,050	M	H&E Equipment Services, Inc., 5.625%, 9/1/2025				1,888,562
1,300	M	Park-Ohio Industries, Inc., 6.625%, 4/15/2027				1,241,500
2,275	M	Wabash National Corp., 5.5%, 10/1/2025		(a)		1,959,344
						13,128,593
		Media-Broadcasting—2.7%
		Belo Corp.:
725	M	7.75%, 6/1/2027				754,000
2,099	M	7.25%, 9/15/2027				2,172,465
800	M	Gray Escrow, Inc., 7%, 5/15/2027		(a)		780,536
2,225	M	LIN Television Corp., 5.875%, 11/15/2022				2,225,000
1,175	M	Nexstar Broadcasting, Inc., 5.625%, 8/1/2024		(a)		1,101,563
		Sinclair Television Group, Inc.:
2,175	M	5.375%, 4/1/2021				2,175,000
475	M	5.625%, 8/1/2024		(a)		446,500
650	M	5.875%, 3/15/2026		(a)		608,562
1,400	M	5.125%, 2/15/2027		(a)		1,242,500
4,350	M	Sirius XM Radio, Inc., 6%, 7/15/2024		(a)		4,377,188
						15,883,314
		Media-Cable TV—9.8%
		Altice Financing SA:
3,675	M	6.625%, 2/15/2023		(a)		3,537,188
1,150	M	7.5%, 5/15/2026		(a)		1,052,250
625	M	Altice Finco SA, 7.625%, 2/15/2025		(a)		521,094
		Altice France SA:
3,225	M	6.25%, 5/15/2024		(a)		3,019,406
1,325	M	8.125%, 2/1/2027		(a)		1,252,125
		AMC Networks, Inc.:
1,700	M	5%, 4/1/2024				1,615,000
775	M	4.75%, 8/1/2025				705,250
		CCO Holdings, LLC:
1,300	M	5.25%, 9/30/2022				1,291,062
2,275	M	5.125%, 2/15/2023				2,223,812
925	M	5.75%, 9/1/2023				922,687
3,675	M	5.875%, 4/1/2024		(a)		3,665,812
1,350	M	5.125%, 5/1/2027		(a)		1,260,765
1,275	M	5.875%, 5/1/2027		(a)		1,239,937
975	M	5%, 2/1/2028		(a)		899,437
2,350	M	Clear Channel International, 8.75%, 12/15/2020		(a)		2,379,375
		Clear Channel Worldwide Holdings, Inc.:
2,900	M	Series "A", 6.5%, 11/15/2022				2,885,500
3,775	M	Series "B", 6.5%, 11/15/2022				3,793,875
		CSC Holdings, LLC:
3,225	M	5.375%, 7/15/2023		(a)		3,153,082
1,700	M	7.75%, 7/15/2025		(a)		1,729,750
1,475	M	6.625%, 10/15/2025		(a)		1,497,125
8,025	M	10.875%, 10/15/2025		(a)		9,038,156
475	M	5.5%, 5/15/2026		(a)		448,875
1,625	M	7.5%, 4/1/2028		(a)		1,629,062
		DISH DBS Corp.:
1,650	M	5%, 3/15/2023				1,379,812
1,750	M	5.875%, 11/15/2024				1,415,312
		Gray Television, Inc.:
350	M	5.125%, 10/15/2024		(a)		323,575
1,575	M	5.875%, 7/15/2026		(a)		1,472,310
3,830	M	Midcontinent Communications & Finance Corp., 6.875%, 8/15/2023		(a)		3,944,900
725	M	Netflix, Inc., 4.875%, 4/15/2028				663,375
						58,959,909
		Media-Diversified—1.1%
1,750	M	Outdoor Americas Capital, LLC, 5.875%, 3/15/2025				1,723,750
4,525	M	Tribune Media Co., 5.875%, 7/15/2022				4,570,250
						6,294,000
		Metals/Mining—4.7%
1,625	M	AK Steel Corp., 7%, 3/15/2027				1,275,625
1,480	M	Allegheny Technologies, Inc., 7.875%, 8/15/2023				1,515,150
900	M	Big River Steel, LLC, 7.25%, 9/1/2025		(a)		895,500
		Commercial Metals Co.:
1,725	M	4.875%, 5/15/2023				1,638,750
1,100	M	5.375%, 7/15/2027				987,250
1,550	M	Constellium NV, 5.75%, 5/15/2024		(a)		1,433,750
2,275	M	First Quantum Minerals, Ltd., 6.5%, 3/1/2024		(a)		1,896,781
3,000	M	Joseph T. Ryerson & Son, Inc., 11%, 5/15/2022		(a)		3,030,000
750	M	Mountain Province Diamonds, Inc., 8%, 12/15/2022		(a)		755,062
1,550	M	Natural Resource Partners, LP, 10.5%, 3/15/2022				1,604,250
1,075	M	Northwest Acquisitions, ULC, 7.125%, 11/1/2022		(a)		1,064,573
2,125	M	Novelis, Inc., 5.875%, 9/30/2026		(a)		1,885,938
4,775	M	SunCoke Energy Partners, LP, 7.5%, 6/15/2025		(a)		4,536,250
2,150	M	Teck Resources, Ltd., 6%, 8/15/2040				2,010,250
2,100	M	TMS International Corp., 7.25%, 8/15/2025		(a)		1,968,750
2,125	M	United States Steel Corp., 6.25%, 3/15/2026				1,867,344
						28,365,223
		Real Estate—1.4%
		Geo Group, Inc.:
400	M	5.125%, 4/1/2023				361,500
1,575	M	6%, 4/15/2026				1,387,969
1,125	M	Greystar Real Estate Partners, 5.75%, 12/1/2025		(a)		1,102,500
		Iron Mountain, Inc.:
875	M	5.75%, 8/15/2024				833,438
1,800	M	5.25%, 3/15/2028		(a)		1,597,500
1,350	M	Lennar Corp., 4.875%, 12/15/2023				1,301,063
625	M	MPT Operating Partnership, LP, 6.375%, 3/1/2024				643,750
1,500	M	Sabra Health Care, LP, 5.125%, 8/15/2026				1,392,294
						8,620,014
		Retail-General Merchandise—2.0%
		1011778 B.C., ULC:
2,875	M	4.625%, 1/15/2022		(a)		2,788,750
1,750	M	5%, 10/15/2025		(a)		1,614,375
		AmeriGas Partners, LP:
775	M	5.625%, 5/20/2024				736,250
1,725	M	5.5%, 5/20/2025				1,587,000
1,450	M	J.C. Penney Co., Inc., 8.625%, 3/15/2025				783,000
1,075	M	KFC Holding Co., LLC, 5%, 6/1/2024		(a)		1,040,063
2,800	M	L Brands, Inc., 6.75%, 7/1/2036				2,296,000
875	M	SRS Distribution, Inc., 8.25%, 7/1/2026		(a)		805,000
						11,650,438
		Services—1.9%
2,125	M	ADT Corp., 3.5%, 7/15/2022				1,973,594
75	M	AECOM, 5.125%, 3/15/2027				64,500
		First Data Corp.:
1,725	M	5.375%, 8/15/2023		(a)		1,699,125
850	M	5%, 1/15/2024		(a)		821,312
2,250	M	GW Honos Security Corp., 8.75%, 5/15/2025		(a)		2,058,750
1,378	M	Prime Security Services Borrower, LLC, 9.25%, 5/15/2023		(a)		1,424,507
		United Rentals, Inc.:
975	M	4.625%, 10/15/2025				872,625
575	M	6.5%, 12/15/2026				567,813
2,150	M	5.5%, 5/15/2027				1,999,500
						11,481,726
		Telecommunications—3.8%
2,425	M	CenturyLink, Inc., 5.8%, 3/15/2022				2,346,187
		Frontier Communications Corp.:
1,175	M	10.5%, 9/15/2022				822,500
2,150	M	11%, 9/15/2025				1,349,017
975	M	8.5%, 4/1/2026		(a)		855,563
		GCI, Inc.:
2,023	M	6.75%, 6/1/2021				2,032,670
5,375	M	6.875%, 4/15/2025				5,240,625
1,575	M	Qwest Corp., 7.25%, 9/15/2025				1,623,731
1,425	M	Telecom Italia Capital SA, 7.2%, 7/18/2036				1,368,000
2,875	M	Telesat Canada, 8.875%, 11/15/2024		(a)		2,997,188
		Zayo Group, LLC:
1,050	M	6%, 4/1/2023				1,000,241
1,825	M	6.375%, 5/15/2025				1,704,094
1,525	M	5.75%, 1/15/2027		(a)		1,364,875
						22,704,691
		Transportation—1.6%
2,650	M	BCD Acquisition, Inc., 9.625%, 9/15/2023		(a)		2,736,125
		Fly Leasing, Ltd.:
925	M	6.375%, 10/15/2021				925,000
1,625	M	5.25%, 10/15/2024				1,474,687
1,750	M	Mobile Mini, Inc., 5.875%, 7/1/2024				1,719,375
2,925	M	XPO Logistics, Inc., 6.125%, 9/1/2023		(a)		2,832,131
						9,687,318
		Utilities—3.8%
650	M	AES Corp., 5.125%, 9/1/2027				625,625
		Calpine Corp.:
1,575	M	5.75%, 1/15/2025				1,445,062
1,800	M	5.25%, 6/1/2026		(a)		1,649,250
		Cheniere Corpus Christi Holdings:
550	M	7%, 6/30/2024				581,625
1,675	M	5.125%, 6/30/2027				1,587,565
425	M	Clearway Energy Operating, LLC, 5.75%, 10/15/2025		(a)		407,469
1,600	M	DCP Midstream Operating, LP, 3.875%, 3/15/2023				1,504,000
1,850	M	Drax Finco, PLC, 6.625%, 11/1/2025		(a)		1,822,250
2,100	M	Dynegy, Inc., 7.375%, 11/1/2022				2,173,500
1,775	M	Energy Transfer Partners, LP, 6.25%, 12/29/2049				1,488,781
214	M	Indiantown Cogeneration Utilities, LP, 9.77%, 12/15/2020				227,198
1,125	M	NRG Yield Operating, LLC, 5%, 9/15/2026				1,015,313
2,294	M	NSG Holdings, LLC, 7.75%, 12/15/2025		(a)		2,431,198
4,800	M	Targa Resources Partners, LP, 4.25%, 11/15/2023				4,458,000
1,675	M	Terraform Power Operating, LLC, 5%, 1/31/2028		(a)		1,480,281
						22,897,117
		Waste Management—.5%
2,200	M	Covanta Holding Corp., 5.875%, 7/1/2025				2,032,250
1,175	M	GFL Environmental, Inc., 5.625%, 5/1/2022		(a)		1,089,813
						3,122,063
		Wireless Communications—4.5%
775	M	Inmarsat Finance, PLC, 4.875%, 5/15/2022		(a)		734,623
3,725	M	Intelsat Jackson Holdings SA, 8.5%, 10/15/2024		(a)		3,631,875
		Level 3 Financing, Inc.:
1,500	M	6.125%, 1/15/2021				1,503,750
2,150	M	5.125%, 5/1/2023				2,082,813
1,475	M	5.375%, 1/15/2024				1,408,625
5,750	M	Sprint Communications, Inc., 6%, 11/15/2022				5,657,023
		Sprint Corp.:
4,575	M	7.875%, 9/15/2023				4,706,531
950	M	7.125%, 6/15/2024				943,198
650	M	7.625%, 2/15/2025				651,625
1,325	M	7.625%, 3/1/2026				1,311,750
4,250	M	T-Mobile USA, Inc., 6%, 4/15/2024				4,260,625
						26,892,438
Total Value of Corporate Bonds (cost $585,713,146)						551,392,277
		LOAN PARTICIPATIONS†—4.1%
		Chemicals—.5%
3,216	M	ColourOz Investment, 5.4874%, 9/7/2021				2,910,849
		Energy—.6%
425	M	Centurion Pipeline, LLC, 6.053%, 9/26/2025				406,937
3,021	M	Foresight Energy, LLC, 8.2766%, 3/16/2022				2,970,503
						3,377,440
		Food/Beverage/Tobacco—.9%
3,217	M	Chobani, LLC, 6.0223%, 10/9/2023				2,996,066
2,264	M	Sigma Bidco BV, 5.3981%, 7/2/2025				2,147,614
						5,143,680
		Gaming/Leisure—.4%
2,600	M	Dorna Sports SL, 5.883%, 4/12/2024				2,561,000
		Health Care—.4%
2,319	M	Inovalon Holdings, Inc., 5.9375%, 4/2/2025				2,255,410
		Media-Diversified—.5%
3,000	M	Tribune Media Co., 5.5223%, 1/29/2024				2,962,500
		Telecommunication Services—.8%
5,000	M	Intelsat Jackson Holdings SA, 5.5%, 1/2/2024			(b)	4,983,750
Total Value of Loan Participations (cost $24,816,228)						24,194,629
Total Value of Investments (cost $610,529,374)			96.2%			575,586,906
Other Assets, Less Liabilities			3.8			22,978,279
Net Assets			100.0%			$598,565,185

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31, 2018, the Fund held one hundred seventy-five 144A securities with an aggregate value of $304,997,736 representing 51.0% of the Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

(c)	Denotes a PIK bond (a bond that pays interest in the form of additional bonds instead of cash.)

(d)	Denotes a step bond (a zero coupon bond that converts to a fixed interest rate at a designated date)

†	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at December 31, 2018.

At December 31, 2018, the cost of investments for federal income tax purposes was $610,579,880. Accumulated net unrealized depreciation on investments was $34,992,974, consisting of $1,208,095 gross unrealized appreciation and $36,201,880 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$551,392,277	$-	$551,392,277
Loan Participations	-	24,194,629	-	24,194,629
Total Investments in Securities*	$-	$575,586,906	$-	$575,586,906

*	The Portfolio of Investments provides information on the industry categorization of corporate bonds and loan participations.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)

GOVERNMENT CASH MANAGEMENT FUND

December 31, 2018

Principal Amount		Security	Interest Rate*	Value
		SHORT-TERM U.S. GOVERNMENT OBLIGATIONS—57.6%
		U.S. Treasury Bills:
$2,000	M	1/10/2019	2.10%	$1,998,938
3,000	M	1/15/2019	2.25	2,997,365
3,500	M	1/17/2019	2.23	3,496,525
7,000	M	1/17/2019	2.27	6,992,926
6,500	M	1/22/2019	2.30	6,491,273
4,000	M	1/24/2019	2.28	3,994,160
9,000	M	1/29/2019	2.34	8,983,625
7,000	M	1/31/2019	2.29	6,986,610
9,000	M	1/8/2019	2.24	8,996,084
1,000	M	2/14/2019	2.35	997,130
4,000	M	2/19/2019	2.38	3,987,056
1,800	M	2/21/2019	2.31	1,794,092
8,000	M	2/5/2019	2.34	7,981,769
5,000	M	2/7/2019	2.16	4,988,806
5,000	M	3/14/2019	2.32	4,976,701
4,500	M	3/21/2019	2.33	4,476,914
1,500	M	3/28/2019	2.17	1,492,154
3,500	M	3/7/2019	2.34	3,485,203
2,000	M	4/11/2019	2.40	1,986,611
4,000	M	5/16/2019	2.43	3,963,375
1,500	M	5/9/2019	2.43	1,486,983
2,000	M	6/13/2019	2.45	1,977,785
2,000	M	7/18/2019	2.41	1,973,428
Total Value of Short-Term U.S. Government Obligations (cost $96,505,513)				96,505,513
		VARIABLE AND FLOATING RATE NOTES—21.4%
		Federal Farm Credit Bank:
4,800	M	2/25/2019	2.68	4,801,975
1,715	M	4/3/2019	2.29	1,715,095
2,058	M	4/24/2019	2.46	2,058,268
4,000	M	5/30/2019	2.44	3,999,724
10,000	M	7/26/2019	2.70	10,015,328
1,000	M	11/14/2019	2.61	1,001,965
		Federal Home Loan Bank:
6,500	M	4/9/2019	2.09	6,497,772
5,700	M	7/5/2019	2.25	5,703,661
Total Value of Variable and Floating Rate Notes (cost $35,793,788)				35,793,788
		SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS—21.2%
		Federal Home Loan Bank:
9,000	M	1/16/2019	2.28	8,991,410
2,000	M	1/24/2019	2.34	1,997,005
9,000	M	1/28/2019	2.35	8,984,116
9,000	M	2/8/2019	2.35	8,977,597
2,000	M	2/12/2019	2.38	1,994,440
4,500	M	3/21/2019	2.38	4,476,446
Total Value of Short-Term U.S. Government Agency Obligations (cost $35,421,014)				35,421,014
Total Value of Investments (cost $167,720,315)**			100.2%	167,720,315
Excess of Liabilities Over Other Assets			(.2)	(296,777)
Net Assets			100.0%	$167,423,538

*	The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on variable and floating rate notes are adjusted periodically; the rates shown are the rates in effect at December 31, 2018.

**	Aggregate cost for federal income tax purposes is the same.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Short-Term U.S. Government Obligations	$-	$95,505,513	$-	$95,505,513
Variable and Floating Rate Notes:
U.S. Government Agency Obligations	-	35,793,788	-	35,793,788
Short-Term U.S. Government Agency Obligations	-	35,421,014	-	35,421,014
Total Investments in Securities	$-	$166,720,315	$-	$166,720,315

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)

INTERNATIONAL OPPORTUNITIES BOND FUND

December 31, 2018

Principal Amount			Security				Value
			SOVEREIGN BONDS—50.5%
			Mexico—11.8%
			United Mexican States:
288	M	MXN	7.75%, 11/23/2034				$1,330,529
1,324	M	MXN	7.75%, 11/13/2042				5,955,650
533	M	MXN	8%, 11/7/2047				2,452,119
822	M	MXN	8.5%, 5/31/2029				4,116,410
851	M	MXN	8.5%, 11/18/2038				4,171,347
							18,026,055
			Malaysia—7.3%
			Federation of Malaysia:
14,190	M	MYR	3.48%, 3/15/2023				3,389,880
1,750	M	MYR	3.62%, 11/30/2021				423,228
7,020	M	MYR	3.659%, 10/15/2020				1,702,625
8,435	M	MYR	3.882%, 3/10/2022				2,052,711
5,330	M	MYR	3.899%, 11/16/2027				1,262,159
890	M	MYR	3.9%, 11/30/2026				212,099
2,405	M	MYR	3.955%, 9/15/2025				579,409
6,540	M	MYR	4.048%, 9/30/2021				1,599,302
							11,221,413
			Poland—7.1%
			Republic of Poland:
19,220	M	PLN	Zero Coupon, 4/25/2019 (Effective Yield 1.551%)			(c)	5,122,365
14,085	M	PLN	1.5%, 4/25/2020				3,780,163
7,330	M	PLN	3.25%, 7/25/2019				1,985,222
							10,887,750
			South Africa—5.6%
			Republic of South Africa:
54,690	M	ZAR	6.5%, 2/28/2041				2,654,192
95,150	M	ZAR	8.75%, 2/28/2048				5,888,553
							8,542,745
			Brazil—4.3%
25	M	BRL	Nota Do Tesouro Nacional, 10%, 1/1/2027				6,620,777
			United Kingdom—4.0%
4,760	M	GBP	United Kingdom Gilt, 1.75%, 7/22/2019				6,100,525
			Colombia—4.0%
18,540,000	M	COP	Titulos De Tesoreria, 7.5%, 8/26/2026				6,043,800
			Indonesia—2.7%
			Republic of Indonesia:
34,800,000	M	IDR	8.375%, 3/15/2034				2,435,136
23,800,000	M	IDR	9%, 3/15/2029				1,749,090
							4,184,226
			Peru—2.0%
10,000	M	PEN	Bonos De Tesoreria, 6.15%, 8/12/2032			(d)	3,025,578
			Australia—1.7%
3,625	M	AUD	Commonwealth of Australia, 2.75%, 10/21/2019				2,569,579
Total Value of Sovereign Bonds (cost $95,052,745)							77,222,448
			CORPORATE BONDS—22.8%
			United States—19.7%
1,390	M	USD	American Express Co., 3.19%, 11/5/2021		(a)		1,385,088
2,490	M	USD	Caterpillar Financial Service, 3.0182%, 3/15/2021		(a)		2,473,964
2,100	M	USD	Citibank NA, 2.9681%, 2/12/2021		(a)		2,078,366
1,650	M	USD	Citigroup, Inc., 3.2043%, 1/10/2020		(a)		1,652,422
2,395	M	USD	Daimler Finance NA, LLC, 3.1269%, 2/22/2021		(a)	(b)	2,366,157
			Ford Motor Credit Co., LLC:
2,055	M	USD	3.4081%, 1/9/2020		(a)		2,034,238
930	M	USD	3.2183%, 4/5/2021		(a)		906,437
2,505	M	USD	General Motors Financial Co., Inc., 3.3663%, 4/13/2020		(a)		2,489,802
4,180	M	USD	Goldman Sachs Group, Inc., 3.4269%, 2/23/2023		(a)		4,042,106
1,505	M	USD	HP Enterprise Co., 6.35%, 10/15/2045				1,409,160
			Metropolitan Life Global Funding I:
1,410	M	USD	3.0236%, 9/19/2019		(a)	(b)	1,408,697
2,290	M	USD	2.6381%, 1/8/2021		(a)	(b)	2,262,866
2,410	M	USD	NBCUniversal Enterprise, Inc., 2.796%, 4/1/2021		(a)	(b)	2,387,185
1,555	M	USD	New York Life Global Funding, 2.556%, 10/1/2020		(a)	(b)	1,548,121
1,760	M	USD	Wells Fargo & Co., 3.533%, 7/26/2021		(a)		1,768,819
							30,213,428
			Australia—1.9%
1,395	M	USD	Macquarie Bank, Ltd., 2.7575%, 4/4/2019		(a)	(b)	1,394,806
1,500	M	USD	National Australia Bank, Ltd., 3.1869%, 5/22/2020		(a)	(b)	1,499,643
							2,894,449
			Germany—1.2%
1,825	M	USD	BMW U.S. Capital, LLC, 2.7881%, 4/6/2020		(a)	(b)	1,815,791
Total Value of Corporate Bonds (cost $35,342,274)							34,923,668
			U.S. GOVERNMENT OBLIGATIONS—16.4%
			United States
			U.S. Treasury Notes:
12,685	M	USD	2.4628%, 4/30/2020		(a)		12,682,095
5,360	M	USD	2.4748%, 10/31/2020		(a)		5,352,866
3,100	M	USD	2.4898%, 7/31/2019		(a)		3,101,314
4,000	M	USD	2.4998%, 4/30/2019		(a)		4,002,092
Total Value of U.S. Government Obligations (cost $25,151,652)							25,138,367
			SUPRANATIONALS—3.6%
			United States—2.9%
4,410	M	USD	Inter-American Development Bank, 2.3869%, 10/9/2020		(a)		4,406,512
			Venezuela—.7%
1,075	M	USD	Corp. Andina De Formento, 2%, 5/10/2019				1,071,650
Total Value of Supranational (cost $5,481,861)							5,478,162
			GOVERNMENT REGIONAL AGENCY—3.5%
			Australia
1,010	M	AUD	New South Wales Treasury Corp., 3.5%, 3/20/2019				713,677
3,700	M	AUD	Queensland Treasury Corp., 4%, 6/21/2019			(d)	2,629,576
2,740	M	AUD	Western Australia Treasury Corp., 7%, 10/15/2019				2,002,772
Total Value of Government Regional Agency (cost $6,177,012)							5,346,025
			GOVERNMENT SOVEREIGN AGENCY—1.2%
			Norway
1,872	M	USD	Kommunalbanken AS, 3.1182%, 6/16/2020 (cost $1,882,801)		(a)	(b)	1,881,059
Total Value of Investments (cost $169,088,345)				98.0%			149,989,729
Other Assets, Less Liabilities				2.0			3,014,868
Net Assets				100.0%			$153,004,597

(a)	Interest rates are determined and reset periodically. The interest rates above are the rates in effect as December 31, 2018.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31, 2018, the Fund held nine 144A securities with an aggregate value of $16,564,325 representing 10.8% of the Fund's net assets.

(c)	The effective yields shown for zero coupon obligations are the effective yeilds at December 31, 2018.

(d)	Security exempt from registration under Regulation S of the Securiites Act of 1933.

At December 31, 2018, the cost of investments for federal income tax purposes was $169,088,345. Accumulated net unrealized depreciation on investments was $19,098,616, consisting of $59,824 gross unrealized appreciation and $19,158,440 gross unrealized depreciation.

At December 31, 2018, International Opportunities Bond Fund has open foreign exchange contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

International Opportunities Bond Fund

Counterparty	Settlement Date	Foreign Currency	Receive (Deliver)	Asset	Liability	Unrealized Appreciation (Depreciation)
HSBC	1/14/19	SEK	72,400,000	$8,219,194	$8,168,838	$(50,356)
MSD	1/16/19	PLN	(2,860,000)	764,226	771,524	7,298
GS	1/18/19	CAD	12,290,000	9,450,502	9,002,344	(448,158)
HSBC	1/24/19	NOK	18,500,000	2,265,019	2,139,594	(125,425)
HSBC	2/15/19	SEK	16,700,000	1,875,119	1,884,248	9,129
JPM	2/22/19	JPY	1,054,000,000	9,348,115	9,616,349	268,234
HSBC	2/22/19	NOK	20,900,000	2,475,746	2,417,163	(58,583)
MSD	2/25/19	AUD	6,230,000	4,505,972	4,388,096	(117,876)
HSBC	2/25/19	AUD	(4,750,000)	3,345,659	3,374,115	28,456
HSBC	3/15/19	SEK	16,600,000	1,868,212	1,872,965	4,753
CITI	3/18/19	GBP	8,710,000	11,083,170	11,101,764	18,594
BCI	3/19/19	ZAR	(21,700,000)	1,508,254	1,490,164	(18,090)
HSBC	3/22/19	NOK	20,800,000	2,466,998	2,405,598	(61,400)
HSBC	3/26/19	JPY	723,000,000	6,552,177	6,596,414	44,237
HSBC	4/15/19	SEK	55,400,000	6,197,561	6,250,740	53,179

Net unrealized depreciation on open foreign exchange contracts						$(446,008)

A summary of abbreviations for counterparties to foeign exchange contracts are as follows:

BCI	Barclays Group, Inc.
CITI	Citigroup Global Markets
GS	Goldman Sachs & Co.
HSBC	HSBC Bank USA N.A.
JPM	J.P. Morgan Securities, Inc.
MSD	Morgan Stanley

Summary of Abbreviations:

AUD	Australian Dollar
BRL	Brazillian Real
CAD	Canadian Dollar
COP	Colombian Peso
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian Sol
PLN	Polish Zloty
SEK	Swedish Krona
USD	United States Dollar
ZAR	South African Rand

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Sovereign Bonds
Mexico	$-	$18,026,055	$-	$18,026,055
Malaysia	-	11,221,413	-	11,221,413
Poland	-	10,887,750	-	10,887,750
South Africa	-	8,542,745	-	8,542,745
Brazil	-	6,620,777	-	6,620,777
United Kingdom	-	6,100,525	-	6,100,525
Colombia	-	6,043,800	-	6,043,800
Indonesia	-	4,184,226	-	4,184,226
Peru	-	3,025,578	-	3,025,578
Australia	-	2,569,579	-	2,569,579
Corporate Bonds
United States	-	30,213,428	-	30,213,428
Australia	-	2,894,449	-	2,894,449
Germany	-	1,815,791	-	1,815,791
U.S. Government Obligations	-	25,138,367	-	25,138,367
Supranationals
United States	-	4,406,512	-	4,406,512
Venezuela	-	1,071,650	-	1,071,650
Government Regional Agency
Australia	-	5,346,025	-	5,346,025
Government Sovereign Agency
Norway	-	1,881,059	-	1,881,059
Total Investments in Securities	$-	$149,989,729	$-	$149,989,729
Other Financial Instruments*	$-	$(446,008)	$-	$(446,008)

*	Other financial instruments are foreign exchange contracts and are considered derivative instruments, which are valued at the net unrealized depreciation on the instrument.

During the period ended December 31, 2018, there were no transfers between Level 1 investments and Level 2 investments that had a material inpact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period (see Note 1A). Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)

INVESTMENT GRADE FUND

December 31, 2018

Principal Amount		Security				Value
		CORPORATE BONDS—95.6%
		Aerospace/Defense—.9%
$275	M	Bombardier, Inc., 8.75%, 12/1/2021	(a)			$284,281
5,000	M	Rockwell Collins, Inc., 3.5%, 3/15/2027				4,701,665
275	M	TransDigm, Inc., 6.5%, 5/15/2025				263,656
						5,249,602
		Automotive—7.1%
275	M	American Axle & Manufacturing, Inc., 6.25%, 4/1/2025				251,281
50	M	Asbury Automotive Group, Inc., 6%, 12/15/2024				48,125
275	M	Cooper Standard Automotive, Inc., 5.625%, 11/15/2026	(a)			243,375
5,000	M	Daimler Finance NA, LLC, 3.35%, 2/22/2023	(a)			4,934,620
545	M	Dana Holding Corp., 5.5%, 12/15/2024				509,575
		Ford Motor Credit Co., LLC:
3,150	M	2.375%, 3/12/2019				3,144,922
6,200	M	8.125%, 1/15/2020				6,438,297
5,000	M	3.81%, 1/9/2024				4,619,475
		General Motors Financial Co., Inc.:
4,451	M	2.4%, 5/9/2019				4,434,656
4,000	M	5.25%, 3/1/2026				3,919,772
75	M	Hertz Corp., 5.875%, 10/15/2020				73,031
50	M	J.B. Poindexter & Co., 7.125%, 4/15/2026	(a)			47,000
		Lear Corp.:
3,600	M	5.25%, 1/15/2025				3,701,444
3,000	M	3.8%, 9/15/2027				2,745,348
50	M	LKQ Corp., 4.75%, 5/15/2023				47,250
4,000	M	O'Reilly Automotive, Inc., 3.55%, 3/15/2026				3,848,304
75	M	Tenneco, Inc., 5%, 7/15/2026				58,069
2,700	M	Volkswagen Group America, 4%, 11/12/2021				2,700,130
						41,764,674
		Building Materials—.1%
100	M	Building Materials Corp., 5.375%, 11/15/2024	(a)			94,250
150	M	Griffon Corp., 5.25%, 3/1/2022				136,312
75	M	Standard Industries, Inc., 5.5%, 2/15/2023	(a)			73,688
						304,250
		Chemicals—3.2%
275	M	Blue Cube Spinco, Inc., 10%, 10/15/2025				312,125
100	M	Chemours Co., 6.625%, 5/15/2023				101,375
4,020	M	Dow Chemical Co., 3.5%, 10/1/2024				3,883,999
4,500	M	DowDuPont, Inc., 4.725%, 11/15/2028				4,654,768
5,000	M	LyondellBasell Industries NV, 6%, 11/15/2021				5,288,295
4,000	M	Nutrien, Ltd., 3.375%, 3/15/2025				3,763,172
275	M	Rain CII Carbon, LLC, 7.25%, 4/1/2025	(a)			250,250
145	M	Rayonier AM Products, Inc., 5.5%, 6/1/2024	(a)			128,325
100	M	Tronox, Inc., 6.5%, 4/15/2026	(a)			83,375
100	M	Univar USA, Inc., 6.75%, 7/15/2023	(a)			99,125
						18,564,809
		Consumer Non-Durables—.1%
175	M	Eagle Intermediate Global Holding, 7.5%, 5/1/2025	(a)			164,369
50	M	Energizer Gamma Acquisition, 6.375%, 7/15/2026	(a)			46,000
75	M	Energizer Holdings, Inc., 5.5%, 6/15/2025	(a)			67,875
100	M	First Quality Finance Co., 4.625%, 5/15/2021	(a)			97,250
75	M	KGA Escrow, LLC, 7.5%, 8/15/2023	(a)			74,156
		Reynolds Group Holdings, Inc.:
145	M	5.75%, 10/15/2020				145,184
275	M	5.125%, 7/15/2023	(a)			262,281
						857,115
		Energy—11.1%
6,600	M	Andeavor Logistics, LP, 5.25%, 1/15/2025				6,724,634
75	M	Apergy Corp., 6.375%, 5/1/2026				73,125
150	M	Baytex Energy Corp., 5.125%, 6/1/2021	(a)			144,375
		Blue Racer Midstream, LLC:
275	M	6.125%, 11/15/2022	(a)			266,750
75	M	6.625%, 7/15/2026	(a)			70,125
4,300	M	BP Capital Markets, PLC, 3.216%, 11/28/2023				4,240,806
125	M	California Resources Corp., 8%, 12/15/2022	(a)			85,000
50	M	Callon Petroleum Co., 6.375%, 7/1/2026				46,750
5,000	M	Canadian Oil Sands, Ltd., 7.75%, 5/15/2019	(a)			5,085,015
		Chesapeake Energy Corp.:
50	M	4.875%, 4/15/2022				43,875
125	M	7%, 10/1/2024				108,750
150	M	Consolidated Energy Finance SA, 6.08413%, 6/15/2022	(a)	†		149,693
4,000	M	Continental Resources, Inc., 5%, 9/15/2022				3,976,260
75	M	Covey Park Energy, LLC, 7.5%, 5/15/2025	(a)			64,875
75	M	CrownRock, LP, 5.625%, 10/15/2025	(a)			67,781
25	M	Denbury Resources, Inc., 9%, 5/15/2021	(a)			23,375
75	M	Diamondback Energy, Inc., 4.75%, 11/1/2024	(a)			72,750
4,000	M	Enable Midstream Partners, LP, 4.4%, 3/15/2027				3,741,260
5,000	M	Enbridge Energy Partners, LP, 4.2%, 9/15/2021				5,070,805
100	M	EnLink Midstream Partners, LP, 4.85%, 7/15/2026				90,315
		Enterprise Products Operating:
4,031	M	7.55%, 4/15/2038				5,117,310
1,800	M	4.8%, 2/1/2049				1,755,461
270	M	Exterran Partners, LP, 6%, 10/1/2022				255,150
275	M	Global Partners, LP, 6.25%, 7/15/2022				261,250
50	M	Gulfport Energy Corp., 6.625%, 5/1/2023				47,500
5,000	M	Kinder Morgan Energy Partners, LP, 3.45%, 2/15/2023				4,883,550
4,750	M	Kinder Morgan, Inc., 5.625%, 11/15/2023	(a)			5,026,526
75	M	Laredo Petroleum, Inc., 6.25%, 3/15/2023				67,688
5,000	M	Magellan Midstream Partners, LP, 5%, 3/1/2026				5,234,030
75	M	Matador Resources Co., 5.875%, 9/15/2026				69,188
75	M	McDermott Escrow 1, Inc., 10.625%, 5/1/2024	(a)			63,563
4,300	M	Noble Energy, Inc., 3.85%, 1/15/2028				3,894,970
50	M	Northern Oil and Gas, Inc., 9.5%, 5/15/2023		(b)	(c)	48,375
		Oasis Petroleum, Inc.:
275	M	6.875%, 1/15/2023				254,719
50	M	6.25%, 5/1/2026	(a)			42,125
75	M	Parkland Fuel Corp., 6%, 4/1/2026	(a)			70,688
100	M	Parsley Energy, LLC, 5.25%, 8/15/2025	(a)			91,000
25	M	SM Energy Co., 6.625%, 1/15/2027				22,250
		Sunoco, LP:
75	M	4.875%, 1/15/2023				73,313
75	M	5.875%, 3/15/2028				70,341
50	M	Transocean Guardian, Ltd., 5.875%, 1/15/2024	(a)			48,125
50	M	Transocean Pontus, Ltd., 6.125%, 8/1/2025	(a)			48,500
		Transocean, Inc.:
50	M	3.8%, 10/15/2022				44,250
75	M	7.25%, 11/1/2025	(a)			65,813
		Valero Energy Corp.:
2,700	M	4.35%, 6/1/2028				2,679,904
3,500	M	6.625%, 6/15/2037				3,845,243
		Whiting Petroleum Corp.:
275	M	5.75%, 3/15/2021				262,625
50	M	6.25%, 4/1/2023				45,750
75	M	6.625%, 1/15/2026				64,688
		WPX Energy, Inc.:
270	M	5.25%, 9/15/2024				245,700
25	M	5.75%, 6/1/2026				22,750
						64,868,664
		Financial Services—8.6%
2,000	M	American International Group, Inc., 4.7%, 7/10/2035				1,902,702
5,400	M	Assured Guaranty U.S. Holding, Inc., 5%, 7/1/2024				5,591,705
4,500	M	Brookfield Finance, Inc., 4%, 4/1/2024				4,453,942
3,750	M	ERAC USA Finance, LLC, 4.5%, 8/16/2021	(a)			3,828,352
2,500	M	GE Capital International Funding Services, Ltd., 4.418%, 11/15/2035				2,099,800
6,400	M	General Electric Capital Corp., 4.65%, 10/17/2021				6,423,354
4,500	M	International Lease Finance Corp., 8.25%, 12/15/2020				4,843,215
5,000	M	Key Bank NA, 3.4%, 5/20/2026				4,800,965
4,000	M	Liberty Mutual Group, Inc., 4.95%, 5/1/2022	(a)			4,127,260
75	M	Nationstar Mortgage, LLC, 6.5%, 7/1/2021				73,313
		Protective Life Corp.:
5,135	M	7.375%, 10/15/2019				5,279,550
3,600	M	4.3%, 9/30/2028	(a)			3,575,538
3,000	M	Prudential Financial, Inc., 7.375%, 6/15/2019				3,054,759
						50,054,455
		Financials—19.3%
275	M	Ally Financial, Inc., 8%, 11/1/2031				306,625
		Bank of America Corp.:
6,000	M	4.2%, 8/26/2024				5,955,246
2,000	M	4.271%, 7/23/2029				1,992,936
4,725	M	5.875%, 2/7/2042				5,495,246
		Barclays Bank, PLC:
2,000	M	5.125%, 1/8/2020				2,031,882
3,800	M	3.75%, 5/15/2024				3,767,172
3,200	M	Capital One Financial Corp., 3.75%, 4/24/2024				3,124,701
		Citigroup, Inc.:
2,250	M	2.9%, 12/8/2021				2,215,152
6,200	M	4.5%, 1/14/2022				6,339,215
4,500	M	4.3%, 11/20/2026				4,334,422
2,900	M	4.075%, 4/23/2029				2,824,794
		DAE Funding, LLC:
50	M	5.75%, 11/15/2023	(a)			49,625
275	M	5%, 8/1/2024	(a)			266,750
3,000	M	Deutsche Bank AG of New York, 3.7%, 5/30/2024				2,728,404
		Goldman Sachs Group, Inc.:
3,850	M	5.75%, 1/24/2022				4,032,775
6,950	M	3.5%, 11/16/2026				6,425,873
4,550	M	4.223%, 5/1/2029				4,387,187
3,750	M	HSBC Holdings, PLC, 3.95%, 5/18/2024				3,731,977
200	M	Icahn Enterprises, LP, 6.75%, 2/1/2024				198,750
		JPMorgan Chase & Co.:
2,500	M	3.559%, 4/23/2024				2,482,565
5,450	M	3.54%, 5/1/2028		†		5,201,496
5,900	M	6.4%, 5/15/2038				7,187,516
275	M	Ladder Capital Finance Holdings, LLLP, 5.25%, 10/1/2025	(a)			246,125
		Morgan Stanley:
3,000	M	4%, 7/23/2025				2,962,185
3,600	M	3.625%, 1/20/2027				3,424,961
150	M	Navient Corp., 5.875%, 3/25/2021				144,188
		Park Aerospace Holdings:
25	M	4.5%, 3/15/2023	(a)			23,438
150	M	5.5%, 2/15/2024	(a)			145,125
		Springleaf Finance Corp.:
175	M	5.625%, 3/15/2023				161,875
75	M	6.875%, 3/15/2025				67,313
100	M	7.125%, 3/15/2026				89,438
		U.S. Bancorp:
4,000	M	3.6%, 9/11/2024				3,983,828
2,700	M	3.1%, 4/27/2026				2,559,065
4,000	M	UBS AG, 4.875%, 8/4/2020				4,093,524
3,000	M	UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028	(a)			2,961,165
75	M	Wand Merger Corp., 8.125%, 7/15/2023	(a)			73,313
		Wells Fargo & Co.:
7,100	M	3.45%, 2/13/2023				6,957,617
3,250	M	4.75%, 12/7/2046				3,136,374
		Wells Fargo Bank, NA:
2,350	M	5.85%, 2/1/2037				2,658,372
3,250	M	6.6%, 1/15/2038				4,026,373
						112,794,588
		Food/Beverage/Tobacco—3.5%
		Anheuser-Busch Co:
2,000	M	3.65%, 2/1/2026				1,892,838
9,000	M	4.7%, 2/1/2036				8,370,405
25	M	HLF Financing Sarl, LLC, 7.25%, 8/15/2026	(a)			24,656
6,000	M	Ingredion, Inc., 4.625%, 11/1/2020				6,110,028
3,875	M	Maple Escrow Subsidiary, Inc., 3.551%, 5/25/2021	(a)			3,871,330
275	M	Post Holdings, Inc., 5.75%, 3/1/2027	(a)			259,188
200	M	Sigma Holdco BV, 7.875%, 5/15/2026	(a)			174,000
						20,702,445
		Forest Products/Containers—1.3%
		Ardagh Holdings USA, Inc.:
200	M	4.625%, 5/15/2023	(a)			191,500
200	M	7.25%, 5/15/2024	(a)			200,250
		Berry Global, Inc.:
75	M	5.5%, 5/15/2022				74,906
100	M	5.125%, 7/15/2023				99,280
75	M	BWAY Holding Co., 5.5%, 4/15/2024	(a)			70,781
75	M	Mercer International, Inc., 7.375%, 1/15/2025	(a)			75,000
4,000	M	Packaging Corp. of America, 3.4%, 12/15/2027				3,758,344
2,500	M	Rock-Tenn Co., 4.9%, 3/1/2022				2,574,817
50	M	Schweitzer-Mauduit International, Inc., 6.875%, 10/1/2026	(a)			47,125
275	M	Sealed Air Corp., 6.875%, 7/15/2033	(a)			275,688
						7,367,691
		Gaming/Leisure—.2%
		Boyd Gaming Corp.:
50	M	6.875%, 5/15/2023				50,687
175	M	6%, 8/15/2026				164,281
50	M	Cedar Fair, LP, 5.375%, 6/1/2024				49,125
100	M	CRC Escrow Issuer, LLC, 5.25%, 10/15/2025	(a)			86,250
50	M	Golden Nugget, Inc., 8.75%, 10/1/2025	(a)			48,125
150	M	IRB Holding Corp., 6.75%, 2/15/2026	(a)			131,625
75	M	MGM Resorts International, 6%, 3/15/2023				75,563
75	M	National CineMedia, LLC, 6%, 4/15/2022				75,469
25	M	Six Flags Entertainment Corp., 4.875%, 7/31/2024	(a)			23,625
50	M	Stars Group Holdings BV, 7%, 7/15/2026	(a)			48,750
325	M	Viking Cruises, Ltd., 6.25%, 5/15/2025	(a)			321,750
75	M	Wynn Las Vegas, LLC, 5.5%, 3/1/2025	(a)			70,125
						1,145,375
		Health Care—4.5%
		Bausch Health Cos., Inc.:
275	M	6.5%, 3/15/2022	(a)			277,063
125	M	5.5%, 3/1/2023	(a)			114,844
125	M	8.5%, 1/31/2027	(a)			121,563
6,750	M	Bayer U.S. Finance II, LLC, 4.375%, 12/15/2028	(a)			6,457,367
275	M	CHS/Community Health Systems, Inc., 6.25%, 3/31/2023				250,951
150	M	Cimpress NV, 7%, 6/15/2026	(a)			144,750
		CVS Health Corp.:
4,000	M	3.875%, 7/20/2025				3,903,572
1,800	M	4.3%, 3/25/2028				1,763,008
3,000	M	5.05%, 3/25/2048				2,928,801
275	M	DaVita, Inc., 5.125%, 7/15/2024				258,500
4,050	M	Express Scripts Holding Co., 4.75%, 11/15/2021				4,168,722
		HCA, Inc.:
275	M	6.25%, 2/15/2021				281,875
50	M	5.25%, 6/15/2026				49,750
50	M	5.5%, 6/15/2047				47,500
275	M	HealthSouth Corp., 5.75%, 11/1/2024				273,281
4,000	M	Laboratory Corp. of America Holdings, 3.75%, 8/23/2022				4,025,460
275	M	Mallinckrodt Finance SB, 5.75%, 8/1/2022	(a)			237,875
100	M	MEDNAX, Inc., 6.25%, 1/15/2027	(a)			96,750
275	M	Molina Healthcare, Inc., 4.875%, 6/15/2025	(a)			251,969
200	M	Syneos Health, Inc., 7.5%, 10/1/2024	(a)			209,000
50	M	Tenet Healthcare Corp., 5.125%, 5/1/2025				46,750
450	M	Universal Hospital Services, Inc., 7.625%, 8/15/2020				447,188
						26,356,539
		Home-Building—.0%
75	M	William Lyon Homes, Inc., 6%, 9/1/2023				67,875
		Information Technology—2.5%
275	M	Alliance Data Systems Corp., 5.375%, 8/1/2022	(a)			269,156
75	M	Anixter, Inc., 6%, 12/1/2025	(a)			74,625
275	M	CommScope Technologies, LLC, 6%, 6/15/2025	(a)			251,625
4,000	M	Corning, Inc., 7.25%, 8/15/2036				4,510,220
		Diamond 1 Finance Corp.:
8,550	M	4.42%, 6/15/2021	(a)			8,540,800
100	M	5.875%, 6/15/2021	(a)			100,142
50	M	7.125%, 6/15/2024	(a)			50,913
		NCR Corp.:
50	M	4.625%, 2/15/2021				48,875
50	M	5.875%, 12/15/2021				48,938
50	M	Nielsen Finance, LLC, 5%, 4/15/2022	(a)			48,000
100	M	Nuance Communications, Inc., 6%, 7/1/2024				99,875
275	M	Rackspace Hosting, Inc., 8.625%, 11/15/2024	(a)			215,188
275	M	Solera, LLC, 10.5%, 3/1/2024	(a)			294,250
75	M	Symantec Corp., 5%, 4/15/2025	(a)			70,138
25	M	Verisign, Inc., 4.75%, 7/15/2027				23,539
75	M	Verscend Holding Corp., 9.75%, 8/15/2026	(a)			70,781
						14,717,065
		Manufacturing—2.0%
275	M	ATS Automation Tooling Systems, Inc., 6.5%, 6/15/2023	(a)			278,438
75	M	Brand Energy & Infrastructure, 8.5%, 7/15/2025	(a)			64,312
4,000	M	Crane Co., 4.2%, 3/15/2048				3,678,376
2,250	M	CRH America, Inc., 3.4%, 5/9/2027	(a)			2,069,253
275	M	Grinding Media, Inc., 7.375%, 12/15/2023	(a)			267,437
5,000	M	Johnson Controls International, PLC, 5%, 3/30/2020				5,105,920
						11,463,736
		Media-Cable TV—1.9%
		Comcast Corp.:
3,250	M	4.15%, 10/15/2028				3,304,034
5,800	M	4.25%, 1/15/2033				5,769,475
1,800	M	4.7%, 10/15/2048				1,823,931
						10,897,440
		Media-Broadcasting—.5%
1,800	M	ABC, Inc., 8.75%, 8/15/2021				2,050,106
125	M	Belo Corp., 7.25%, 9/15/2027				129,375
25	M	Gray Escrow, Inc., 7%, 5/15/2027	(a)			24,392
200	M	Nexstar Broadcasting, Inc., 5.625%, 8/1/2024	(a)			187,500
300	M	Sirius XM Radio, Inc., 6%, 7/15/2024	(a)			301,875
						2,693,248
		Media-Cable TV—.5%
275	M	Altice Financing SA, 6.625%, 2/15/2023	(a)			264,688
200	M	Altice France SA, 8.125%, 2/1/2027	(a)			189,000
100	M	AMC Networks, Inc., 5%, 4/1/2024				95,000
		CCO Holdings, LLC:
275	M	5.125%, 2/15/2023				268,812
275	M	5.875%, 4/1/2024	(a)			274,312
100	M	Clear Channel International, 8.75%, 12/15/2020	(a)			101,250
300	M	Clear Channel Worldwide Holdings, Inc. - Series "A", 6.5%, 11/15/2022				298,500
		CSC Holdings, LLC:
275	M	5.375%, 7/15/2023	(a)			268,867
375	M	10.875%, 10/15/2025	(a)			422,344
275	M	DISH DBS Corp., 5%, 3/15/2023				229,969
250	M	Gray Television, Inc., 5.875%, 7/15/2026	(a)			233,700
275	M	Midcontinent Communications & Finance Corp., 6.875%, 8/15/2023	(a)			283,250
						2,929,692
		Media-Diversified—.7%
175	M	Outdoor Americas Capital, LLC, 5.875%, 3/15/2025				172,375
4,000	M	Time Warner, Inc., 3.6%, 7/15/2025				3,793,916
325	M	Tribune Media Co., 5.875%, 7/15/2022				328,250
						4,294,541
		Metals/Mining—2.7%
150	M	AK Steel Corp., 7%, 3/15/2027				117,750
125	M	Allegheny Technologies, Inc., 7.875%, 8/15/2023				127,969
5,000	M	Arconic, Inc., 6.15%, 8/15/2020				5,119,270
50	M	Big River Steel, LLC, 7.25%, 9/1/2025	(a)			49,750
275	M	Commercial Metals Co., 4.875%, 5/15/2023				261,250
5,000	M	Glencore Funding, LLC, 4.625%, 4/29/2024	(a)			4,973,675
275	M	HudBay Minerals, Inc., 7.25%, 1/15/2023	(a)			272,937
125	M	Joseph T. Ryerson & Son, Inc., 11%, 5/15/2022	(a)			126,250
4,200	M	Newmont Mining Corp., 5.125%, 10/1/2019				4,256,330
50	M	Northwest Acquisitions, ULC, 7.125%, 11/1/2022	(a)			49,515
275	M	Novelis, Inc., 5.875%, 9/30/2026	(a)			244,063
245	M	SunCoke Energy Partners, LP, 7.5%, 6/15/2025	(a)			232,750
75	M	United States Steel Corp., 6.25%, 3/15/2026				65,906
						15,897,415
		Real Estate—8.9%
4,600	M	Alexandria Real Estate Equities, Inc., 3.95%, 1/15/2028				4,451,277
		Digital Realty Trust, LP:
3,200	M	5.25%, 3/15/2021				3,305,898
6,700	M	4.75%, 10/1/2025				6,854,984
2,800	M	Duke Realty Corp., 3.25%, 6/30/2026				2,667,442
3,700	M	Duke Realty, LP, 4%, 9/15/2028				3,680,209
275	M	Equinix, Inc., 5.375%, 4/1/2023				274,656
4,000	M	ERP Operating, LP, 3.375%, 6/1/2025				3,933,672
3,500	M	Essex Portfolio, LP, 3.875%, 5/1/2024				3,513,842
270	M	Geo Group, Inc., 5.875%, 10/15/2024				239,625
275	M	Greystar Real Estate Partners, 5.75%, 12/1/2025	(a)			269,500
2,200	M	HCP, Inc., 4.25%, 11/15/2023				2,205,650
350	M	Iron Mountain, Inc., 5.75%, 8/15/2024				333,375
5,000	M	Realty Income Corp., 3.875%, 4/15/2025				4,997,520
3,000	M	Simon Property Group, LP, 3.375%, 10/1/2024				2,937,063
6,000	M	STORE Capital Corp., 4.5%, 3/15/2028				5,807,514
4,125	M	Vornado Realty, LP, 3.5%, 1/15/2025				3,981,702
2,500	M	Welltower, Inc., 4%, 6/1/2025				2,470,760
						51,924,689
		Retail-General Merchandise—2.3%
150	M	1011778 B.C., ULC, 4.625%, 1/15/2022	(a)			145,500
4,200	M	Amazon.com, Inc., 4.8%, 12/5/2034				4,506,226
275	M	AmeriGas Partners, LP, 5.5%, 5/20/2025				253,000
		Home Depot, Inc.:
1,800	M	3.9%, 12/6/2028				1,845,882
5,300	M	5.875%, 12/16/2036				6,378,889
50	M	J.C. Penney Co., Inc., 8.625%, 3/15/2025				27,000
275	M	KFC Holding Co., LLC, 5%, 6/1/2024	(a)			266,063
25	M	SRS Distribution, Inc., 8.25%, 7/1/2026	(a)			23,000
						13,445,560
		Services—.1%
125	M	ADT Corp., 3.5%, 7/15/2022				116,094
400	M	AECOM, 5.125%, 3/15/2027				344,000
200	M	First Data Corp., 5.375%, 8/15/2023	(a)			197,000
275	M	United Rentals, Inc., 4.625%, 10/15/2025				246,125
						903,219
		Telecommunications—1.0%
4,500	M	AT&T, Inc., 4.25%, 3/1/2027				4,410,121
275	M	CenturyLink, Inc., 5.8%, 3/15/2022				266,062
		Frontier Communications Corp.:
75	M	10.5%, 9/15/2022				52,500
25	M	8.5%, 4/1/2026	(a)			21,937
350	M	GCI, Inc., 6.875%, 4/15/2025				341,250
100	M	Qwest Corp., 7.25%, 9/15/2025				103,094
125	M	Telesat Canada, 8.875%, 11/15/2024	(a)			130,313
		Zayo Group, LLC:
150	M	6%, 4/1/2023				142,892
150	M	6.375%, 5/15/2025				140,063
						5,608,232
		Transportation—2.9%
4,250	M	Air Lease Corp., 3.875%, 7/3/2023				4,187,159
2,700	M	Aviation Capital Group, LLC, 3.5%, 11/1/2027	(a)			2,443,489
275	M	BCD Acquisition, Inc., 9.625%, 9/15/2023	(a)			283,937
		Burlington Northern Santa Fe, LLC:
1,800	M	5.75%, 5/1/2040				2,112,025
4,000	M	5.15%, 9/1/2043				4,488,432
200	M	Fly Leasing, Ltd., 5.25%, 10/15/2024				181,500
3,000	M	Penske Truck Leasing Co., LP, 4.875%, 7/11/2022	(a)			3,108,573
207	M	XPO Logistics, Inc., 6.5%, 6/15/2022	(a)			205,965
						17,011,080
		Utilities—7.2%
		Calpine Corp.:
50	M	5.75%, 1/15/2025				45,875
275	M	5.25%, 6/1/2026	(a)			251,969
75	M	DCP Midstream Operating, LP, 3.875%, 3/15/2023				70,500
5,000	M	Duke Energy Progress, Inc., 4.15%, 12/1/2044				4,873,065
3,150	M	Entergy Arkansas, Inc., 4.95%, 12/15/2044				3,160,442
4,000	M	Exelon Generation Co., LLC, 3.4%, 3/15/2022				3,939,916
275	M	NRG Yield Operating, LLC, 5%, 9/15/2026				248,188
3,850	M	Ohio Power Co., 5.375%, 10/1/2021				4,073,165
4,550	M	Oklahoma Gas & Electric Co., 4%, 12/15/2044				4,288,926
4,000	M	ONEOK Partners, LP, 3.375%, 10/1/2022				3,930,844
		ONEOK, Inc.:
4,000	M	7.5%, 9/1/2023				4,549,444
4,500	M	4.55%, 7/15/2028				4,450,009
1,350	M	San Diego Gas & Electric Co., 1.914%, 2/1/2022				1,324,971
		Sempra Energy:
4,000	M	9.8%, 2/15/2019				4,026,792
2,700	M	2.93631%, 1/15/2021		†		2,655,434
150	M	Targa Resources Partners, LP, 4.25%, 11/15/2023				139,313
						42,028,853
		Waste Management—.0%
275	M	Covanta Holding Corp., 5.875%, 3/1/2024				259,187
		Wireless Communications—2.5%
		Intelsat Jackson Holdings SA:
350	M	8%, 2/15/2024	(a)			361,375
175	M	8.5%, 10/15/2024	(a)			170,625
275	M	Level 3 Financing, Inc., 5.375%, 1/15/2024				262,625
275	M	Sprint Communications, Inc., 6%, 11/15/2022				270,553
275	M	Sprint Corp., 7.125%, 6/15/2024				273,031
275	M	T-Mobile USA, Inc., 6%, 3/1/2023				276,988
		Verizon Communications, Inc.:
6,100	M	4.329%, 9/21/2028				6,137,143
7,100	M	4.272%, 1/15/2036				6,650,087
						14,402,427
Total Value of Corporate Bonds (cost $582,814,978)						558,574,466
		U.S. GOVERNMENT OBLIGATIONS—2.2%
		U.S. Treasury Bonds:
6,500	M	3%, 2/15/2048				6,467,370
6,500	M	3%, 8/15/2048				6,471,179
Total Value of U.S. Government Obligations (cost $12,437,292)						12,938,549
		PASS-THROUGH CERTIFICATES—.7%
		Transportation
4,378	M	American Airlines 17-2 AA PTT, 3.35%, 10/15/2029 (cost $4,378,225)				4,144,506
Total Value of Investments (cost $599,630,495)		98.5%				575,657,521
Other Assets, Less Liabilities		1.5				8,910,188
Net Assets		100.0%				$584,567,709

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31, 2018, the Fund held one hundred seventeen 144A securities with an aggregate value of $76,608,361 representing 13.1% of the Fund's net assets.

(b)	Denotes a step bond (a zero coupon bond that converts to a fixed interest rate at a designated date)

(c)	Denotes a PIK bond (a bond that pays interest in the form of additional bonds instead of cash.)

†	Interest rates are determined and reset periodically. The interest rates above are the rates in effect as December 31, 2018.

Summary of Abbreviations:

LLLP Limited Liability Limited Partnership

ULC Unlimited Liability Corporation

PTT Pass-Through Trust

At December 31, 2018, the cost of investments for federal income tax purposes was $599,630,495. Accumulated net unrealized depreciation on investments was $23,972,974, consisting of $1,856,471 gross unrealized appreciation and $25,829,445 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$558,574,466	$-	$558,574,466
U.S Government Obligations	-	12,938,549	-	12,938,549
Pass-Through Certificates	-	4,144,506	-	4,144,506
Total Investments in Securities*	$-	$575,657,521	$-	$575,657,521

*	The Portfolio of Investments provides information on the industry categorization of corporate bonds and pass-through certificates.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)

LIMITED DURATION BOND FUND

December 31, 2018

Principal Amount		Security			Value
		CORPORATE BONDS—60.1%
		Aerospace/Defense—.1%
$125	M	Bombardier, Inc., 6%, 10/15/2022	(a)		$117,812
100	M	TransDigm, Inc., 6%, 7/15/2022			98,750
					216,562
		Automotive—7.8%
100	M	Avis Budget Car Rental, LLC, 5.5%, 4/1/2023			96,875
1,800	M	Daimler Finance NA, LLC, 2.9715%, 5/4/2020	(a)	†	1,790,318
310	M	Dana Holding Corp., 5.5%, 12/15/2024			289,850
1,272	M	Ford Motor Credit Co., LLC, 2.943%, 1/8/2019			1,272,009
		General Motors Financial Co., Inc.:
2,800	M	3.55%, 4/9/2021			2,762,931
1,900	M	4.2%, 11/6/2021			1,900,405
1,400	M	3.9863%, 1/14/2022		†	1,381,467
100	M	Group 1 Automotive, Inc., 5.25%, 12/15/2023	(a)		93,250
1,335	M	Harley Davidson Financial Services, 3.6468%, 3/2/2021	(a)	†	1,335,396
25	M	Hertz Corp., 5.875%, 10/15/2020			24,344
1,500	M	Hyundai Capital America, 3.3481%, 7/8/2021	(a)	†	1,496,157
3,120	M	Lear Corp., 5.375%, 3/15/2024			3,209,666
2,000	M	O'Reilly Automotive, Inc., 4.625%, 9/15/2021			2,054,214
3,000	M	Toyota Motor Credit Corp., 2.9707%, 9/18/2020		†	2,982,384
3,000	M	Volkswagen Group America, 3.875%, 11/13/2020	(a)		3,015,981
					23,705,247
		Building Materials—.1%
100	M	Building Materials Corp., 5.375%, 11/15/2024	(a)		94,250
100	M	Griffon Corp., 5.25%, 3/1/2022			90,875
75	M	Standard Industries, Inc., 5.5%, 2/15/2023	(a)		73,688
					258,813
		Chemicals—1.1%
		Blue Cube Spinco, Inc.:
100	M	9.75%, 10/15/2023			110,250
100	M	10%, 10/15/2025			113,500
75	M	Chemours Co., 6.625%, 5/15/2023			76,031
1,000	M	Dow Chemical Co., 4.25%, 11/15/2020			1,018,175
1,800	M	DowDuPont, Inc., 3.766%, 11/15/2020			1,818,072
175	M	PQ Corp., 6.75%, 11/15/2022	(a)		181,125
65	M	Rain CII Carbon, LLC, 7.25%, 4/1/2025	(a)		59,150
35	M	Rayonier AM Products, Inc., 5.5%, 6/1/2024	(a)		30,975
50	M	Univar USA, Inc., 6.75%, 7/15/2023	(a)		49,563
					3,456,841
		Consumer Non-Durables—.2%
125	M	First Quality Finance Co., 4.625%, 5/15/2021	(a)		121,563
25	M	KGA Escrow, LLC, 7.5%, 8/15/2023	(a)		24,719
		Reynolds Group Holdings, Inc.:
73	M	5.75%, 10/15/2020			72,592
175	M	5.125%, 7/15/2023	(a)		166,906
150	M	Spectrum Brands Holdings, Inc., 7.75%, 1/15/2022			152,250
					538,030
		Energy—4.4%
50	M	Baytex Energy Corp., 5.125%, 6/1/2021	(a)		48,125
50	M	Blue Racer Midstream, LLC, 6.125%, 11/15/2022	(a)		48,500
5,000	M	BP Capital Markets, PLC, 2.315%, 2/13/2020			4,958,080
75	M	California Resources Corp., 8%, 12/15/2022	(a)		51,000
125	M	Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023			116,250
25	M	Chesapeake Energy Corp., 4.875%, 4/15/2022			21,937
		Continental Resources, Inc.:
2,720	M	5%, 9/15/2022			2,703,857
50	M	4.5%, 4/15/2023			49,256
125	M	Crestwood Midstream Partners, LP, 6.25%, 4/1/2023			120,937
25	M	Denbury Resources, Inc., 9%, 5/15/2021	(a)		23,375
		Enterprise Products Operating:
2,000	M	5.2%, 9/1/2020			2,062,342
2,000	M	3.5%, 2/1/2022			2,006,750
60	M	Exterran Partners, LP, 6%, 10/1/2022			56,700
100	M	Genesis Energy, LP, 5.625%, 6/15/2024			86,250
50	M	Global Partners, LP, 6.25%, 7/15/2022			47,500
25	M	Gulfport Energy Corp., 6.625%, 5/1/2023			23,750
100	M	Laredo Petroleum, Inc., 6.25%, 3/15/2023			90,250
60	M	NGPL Pipeco, LLC, 4.375%, 8/15/2022	(a)		58,650
50	M	Oasis Petroleum, Inc., 6.875%, 1/15/2023			46,313
50	M	QEP Resources, Inc., 6.875%, 3/1/2021			50,625
100	M	SM Energy Co., 5%, 1/15/2024			87,500
125	M	Sunoco, LP, 4.875%, 1/15/2023			122,188
100	M	Transocean Guardian, Ltd., 5.875%, 1/15/2024	(a)		96,250
25	M	Transocean, Inc., 3.8%, 10/15/2022			22,125
		Whiting Petroleum Corp.:
50	M	5.75%, 3/15/2021			47,750
75	M	6.25%, 4/1/2023			68,625
135	M	WPX Energy, Inc., 5.25%, 9/15/2024			122,850
					13,237,735
		Financial Services—6.3%
5,000	M	American International Group, 6.4%, 12/15/2020			5,282,375
2,100	M	Capital One NA, 2.25%, 9/13/2021			2,027,048
1,000	M	Compass Bank, 5.5%, 4/1/2020			1,022,547
2,145	M	International Lease Finance Corp., 8.25%, 12/15/2020			2,308,599
75	M	Nationstar Mortgage, LLC, 6.5%, 7/1/2021			73,313
3,000	M	PNC Bank, NA, 2.7%, 11/1/2022			2,916,825
1,500	M	Protective Life Corp., 7.375%, 10/15/2019			1,542,225
3,900	M	SunTrust Bank, 2.59%, 1/29/2021		†	3,863,180
					19,036,112
		Financials—13.6%
1,600	M	Bank of America Corp., 2.369%, 7/21/2021		†	1,571,722
900	M	Bank of Montreal, 1.9%, 8/27/2021			869,587
2,000	M	Capital One Financial Corp., 3.05%, 3/9/2022			1,952,126
1,000	M	Citigroup, Inc., 2.65%, 10/26/2020			987,138
		DAE Funding, LLC:
125	M	4.5%, 8/1/2022	(a)		120,312
50	M	5.75%, 11/15/2023	(a)		49,625
1,000	M	DNB Bank ASA, 2.375%, 6/2/2021	(a)		976,397
4,500	M	DNB Boligkreditt AS, 2.5%, 3/28/2022	(a)		4,434,840
		Goldman Sachs Group, Inc.:
2,000	M	2.6%, 12/27/2020			1,963,498
2,000	M	5.75%, 1/24/2022			2,094,948
2,000	M	3.8013%, 6/5/2023		†	1,953,062
125	M	Icahn Enterprises, LP, 6.25%, 2/1/2022			123,750
1,000	M	ING Groep NV, 3.15%, 3/29/2022			983,989
		JPMorgan Chase & Co.:
4,100	M	4.5%, 1/24/2022			4,226,383
2,000	M	3.3899%, 4/25/2023		†	1,971,630
50	M	Ladder Capital Finance Holdings, LLLP, 5.25%, 3/15/2022	(a)		48,750
		Lloyds Bank, PLC:
1,000	M	6.375%, 1/21/2021			1,056,523
800	M	3%, 1/11/2022			774,454
		Morgan Stanley:
6,100	M	5.5%, 7/28/2021			6,396,533
3,500	M	3.649%, 1/20/2022		†	3,489,545
75	M	Navient Corp., 5.875%, 3/25/2021			72,094
		Park Aerospace Holdings:
50	M	4.5%, 3/15/2023	(a)		46,875
50	M	5.5%, 2/15/2024	(a)		48,375
		Springleaf Finance Corp.:
50	M	7.75%, 10/1/2021			50,375
100	M	5.625%, 3/15/2023			92,500
3,100	M	Wells Fargo & Co., 3.45%, 2/13/2023			3,037,833
1,800	M	Wells Fargo Bank, NA, 2.6%, 1/15/2021			1,778,166
					41,171,030
		Food/Beverage/Tobacco—2.8%
2,000	M	Constellation Brands, Inc., 3.20925%, 11/15/2021			1,976,848
		General Mills, Inc.:
900	M	2.9764%, 4/16/2021		†	886,330
2,700	M	3.4588%, 10/17/2023		†	2,638,988
1,000	M	Ingredion, Inc., 4.625%, 11/1/2020			1,018,338
2,000	M	Maple Escrow Subsidiary, Inc., 3.551%, 5/25/2021	(a)		1,998,106
					8,518,610
		Forest Products/Containers—2.1%
200	M	Ardagh Holdings USA, Inc., 7.25%, 5/15/2024	(a)		200,250
		Berry Global, Inc.:
50	M	5.5%, 5/15/2022			49,937
125	M	5.125%, 7/15/2023			124,100
125	M	BWAY Holding Co., 5.5%, 4/15/2024	(a)		117,969
5,487	M	Georgia-Pacific, LLC, 5.4%, 11/1/2020	(a)		5,686,974
100	M	Mercer International, Inc., 6.5%, 2/1/2024			98,250
100	M	Owens-Brockway Glass Container, 5.875%, 8/15/2023	(a)		100,625
50	M	Sealed Air Corp., 4.875%, 12/1/2022	(a)		49,688
					6,427,793
		Gaming/Leisure—.1%
25	M	Boyd Gaming Corp., 6.875%, 5/15/2023			25,344
50	M	Jack Ohio Finance, LLC, 6.75%, 11/15/2021	(a)		50,625
150	M	MGM Resorts International, 6%, 3/15/2023			151,125
25	M	National CineMedia, LLC, 6%, 4/15/2022			25,156
25	M	Six Flags Entertainment Corp., 4.875%, 7/31/2024	(a)		23,625
50	M	Viking Cruises, Ltd., 6.25%, 5/15/2025	(a)		49,500
					325,375
		Health Care—3.8%
150	M	AMN Healthcare, Inc, 5.125%, 10/1/2024	(a)		144,000
125	M	Avantor, Inc., 6%, 10/1/2024	(a)		123,125
		Bausch Health Cos., Inc.:
50	M	6.5%, 3/15/2022	(a)		50,375
200	M	5.5%, 3/1/2023	(a)		183,750
50	M	Centene Corp., 5.625%, 2/15/2021			50,250
50	M	CHS/Community Health Systems, Inc., 6.25%, 3/31/2023			45,627
2,400	M	CVS Health Corp., 2.8%, 7/20/2020			2,379,238
150	M	DaVita, Inc., 5.125%, 7/15/2024			141,000
1,632	M	Gilead Sciences, Inc., 2.55%, 9/1/2020			1,619,194
6,000	M	Halfmoon Parent, Inc., 3.2%, 9/17/2020	(a)		5,977,800
100	M	HCA, Inc., 6.25%, 2/15/2021			102,500
150	M	HealthSouth Corp., 5.125%, 3/15/2023			147,750
		Mallinckrodt Finance SB:
75	M	4.875%, 4/15/2020	(a)		72,750
50	M	5.75%, 8/1/2022	(a)		43,250
50	M	Molina Healthcare, Inc., 5.375%, 11/15/2022			48,438
100	M	RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/2023	(a)		101,375
150	M	Syneos Health, Inc., 7.5%, 10/1/2024	(a)		156,750
25	M	Tenet Healthcare Corp., 5.125%, 5/1/2025			23,375
75	M	Universal Hospital Services, Inc., 7.625%, 8/15/2020			74,531
					11,485,078
		Home-Building—.0%
50	M	William Lyon Homes, Inc., 6%, 9/1/2023			45,250
		Information Technology—1.4%
125	M	Alliance Data Systems Corp., 5.375%, 8/1/2022	(a)		122,344
150	M	CommScope, Inc.of North Carolina, 5.5%, 6/15/2024	(a)		137,812
		Diamond 1 Finance Corp.:
1,750	M	3.48%, 6/1/2019	(a)		1,745,005
1,800	M	4.42%, 6/15/2021	(a)		1,798,063
50	M	5.875%, 6/15/2021	(a)		50,071
25	M	NCR Corp., 5.875%, 12/15/2021			24,469
125	M	Nielsen Finance, LLC, 5%, 4/15/2022	(a)		120,000
150	M	Open Text Corp., 5.625%, 1/15/2023	(a)		150,000
50	M	Rackspace Hosting, Inc., 8.625%, 11/15/2024	(a)		39,125
100	M	Solera, LLC, 10.5%, 3/1/2024	(a)		107,000
					4,293,889
		Manufacturing—.1%
50	M	ATS Automation Tooling Systems, Inc., 6.5%, 6/15/2023	(a)		50,625
150	M	Grinding Media, Inc., 7.375%, 12/15/2023	(a)		145,875
125	M	SPX FLow, Inc., 5.625%, 8/15/2024	(a)		118,750
					315,250
		Media-Broadcasting—.1%
50	M	Netflix, Inc., 5.5%, 2/15/2022			50,625
100	M	Nexstar Broadcasting, Inc., 5.625%, 8/1/2024	(a)		93,750
125	M	Sinclair Television Group, Inc., 5.625%, 8/1/2024	(a)		117,500
125	M	Sirius XM Radio, Inc., 4.625%, 5/15/2023	(a)		120,313
					382,188
		Media-Cable TV—2.1%
200	M	Altice France SA, 6.25%, 5/15/2024	(a)		187,250
75	M	AMC Networks, Inc., 5%, 4/1/2024			71,250
75	M	Cable One, Inc., 5.75%, 6/15/2022	(a)		75,562
		CCO Holdings, LLC:
125	M	5.125%, 2/15/2023			122,187
25	M	5.75%, 9/1/2023			24,937
125	M	5.875%, 4/1/2024	(a)		124,687
25	M	Clear Channel International, 8.75%, 12/15/2020	(a)		25,312
200	M	Clear Channel Worldwide Holdings, Inc. - Series "A", 6.5%, 11/15/2022			199,000
4,900	M	Comcast Corp., 3.3%, 10/1/2020			4,919,987
		CSC Holdings, LLC:
100	M	6.75%, 11/15/2021			102,750
75	M	5.125%, 12/15/2021	(a)		73,687
200	M	5.375%, 7/15/2023	(a)		195,540
50	M	DISH DBS Corp., 5%, 3/15/2023			41,812
125	M	Gray Television, Inc., 5.125%, 10/15/2024	(a)		115,563
150	M	Midcontinent Communications & Finance Corp., 6.875%, 8/15/2023	(a)		154,500
					6,434,024
		Media-Diversified—.1%
150	M	Gannett Co., Inc., 6.375%, 10/15/2023			150,938
100	M	Outdoor Americas Capital, LLC, 5.625%, 2/15/2024			98,875
50	M	Tribune Media Co., 5.875%, 7/15/2022			50,500
					300,313
		Metals/Mining—.6%
50	M	AK Steel Corp., 7.5%, 7/15/2023			49,875
150	M	Allegheny Technologies, Inc., 7.875%, 8/15/2023			153,562
50	M	Cleveland-Cliffs, Inc., 4.875%, 1/15/2024	(a)		46,625
125	M	Commercial Metals Co., 4.875%, 5/15/2023			118,750
100	M	HudBay Minerals, Inc., 7.25%, 1/15/2023	(a)		99,250
125	M	Joseph T. Ryerson & Son, Inc., 11%, 5/15/2022	(a)		126,250
25	M	Northwest Acquisitions, ULC, 7.125%, 11/1/2022	(a)		24,758
200	M	Novelis, Inc., 6.25%, 8/15/2024	(a)		188,500
160	M	SunCoke Energy Partners, LP, 7.5%, 6/15/2025	(a)		152,000
900	M	Viterra, Inc., 5.95%, 8/1/2020			927,740
					1,887,310
		Real Estate—2.1%
		Digital Realty Trust, LP:
1,671	M	3.95%, 7/1/2022			1,682,227
1,825	M	2.75%, 2/1/2023			1,745,258
50	M	Equinix, Inc., 5.375%, 4/1/2023			49,937
50	M	Geo Group, Inc., 5.125%, 4/1/2023			45,188
50	M	Greystar Real Estate Partners, 5.75%, 12/1/2025	(a)		49,000
175	M	Iron Mountain, Inc., 5.75%, 8/15/2024			166,688
175	M	MPT Operating Partnership, LP, 6.375%, 3/1/2024			180,250
1,250	M	Realty Income Corp., 3.25%, 10/15/2022			1,238,912
1,000	M	Welltower, Inc., 6.125%, 4/15/2020			1,031,872
					6,189,332
		Retail-General Merchandise—.2%
150	M	1011778 B.C., ULC, 4.625%, 1/15/2022	(a)		145,500
200	M	AmeriGas Partners, LP, 5.625%, 5/20/2024			190,000
25	M	J.C. Penney Co., Inc., 8.625%, 3/15/2025			13,500
150	M	KFC Holding Co., LLC, 5%, 6/1/2024	(a)		145,125
					494,125
		Services—.1%
100	M	ADT Corp., 3.5%, 7/15/2022			92,875
		First Data Corp.:
150	M	5.375%, 8/15/2023	(a)		147,750
100	M	5%, 1/15/2024	(a)		96,625
50	M	Reliance Intermediate Holdings, LP, 6.5%, 4/1/2023	(a)		51,125
					388,375
		Telecommunications—.1%
125	M	CenturyLink, Inc., 5.8%, 3/15/2022			120,937
25	M	Frontier Communications Corp., 10.5%, 9/15/2022			17,500
100	M	GCI, Inc., 6.75%, 6/1/2021			100,478
175	M	Zayo Group, LLC, 6%, 4/1/2023			166,707
					405,622
		Transportation—2.0%
3,600	M	Aviation Capital Group, LLC, 7.125%, 10/15/2020	(a)		3,787,567
100	M	BCD Acquisition, Inc., 9.625%, 9/15/2023	(a)		103,250
1,000	M	Heathrow Funding, Ltd., 4.875%, 7/15/2021	(a)		1,033,043
150	M	Mobile Mini, Inc., 5.875%, 7/1/2024			147,375
1,000	M	Southwest Airlines Co., 2.65%, 11/5/2020			987,111
		XPO Logistics, Inc.:
30	M	6.5%, 6/15/2022	(a)		29,850
100	M	6.125%, 9/1/2023	(a)		96,825
					6,185,021
		Utilities—8.4%
150	M	AES Corp., 4.875%, 5/15/2023			147,000
		Calpine Corp.:
50	M	5.875%, 1/15/2024	(a)		49,125
150	M	5.5%, 2/1/2024			137,812
50	M	DCP Midstream Operating, LP, 3.875%, 3/15/2023			47,000
5,000	M	Dominion Energy, Inc., 5.2%, 8/15/2019			5,055,630
3,000	M	DTE Energy Co., 3.3%, 6/15/2022			2,979,369
2,385	M	Entergy Corp., 5.125%, 9/15/2020			2,435,009
1,375	M	Exelon Generation Co., LLC, 3.4%, 3/15/2022			1,354,346
2,402	M	Nextera Energy Capital Holding, 2.4%, 9/15/2019			2,386,990
100	M	NRG Yield Operating, LLC, 5.375%, 8/15/2024			95,500
2,000	M	ONEOK Partners, LP, 3.375%, 10/1/2022			1,965,422
500	M	Public Service Electric and Gas Co., 1.8%, 6/1/2019			497,133
390	M	San Diego Gas & Electric Co., 1.914%, 2/1/2022			382,769
		Sempra Energy:
500	M	9.8%, 2/15/2019			503,349
1,500	M	1.625%, 10/7/2019			1,479,540
5,700	M	3.2382%, 3/15/2021		†	5,585,641
160	M	Targa Resources Partners, LP, 4.25%, 11/15/2023			148,600
100	M	Terraform Power Operating, LLC, 4.25%, 1/31/2023	(a)		93,750
					25,343,985
		Waste Management—.1%
50	M	Covanta Holding Corp., 5.875%, 3/1/2024			47,125
125	M	GFL Environmental, Inc., 5.625%, 5/1/2022	(a)		115,938
					163,063
		Wireless Communications—.3%
		Intelsat Jackson Holdings SA:
200	M	8%, 2/15/2024	(a)		206,500
75	M	8.5%, 10/15/2024	(a)		73,125
150	M	Level 3 Financing, Inc., 5.375%, 1/15/2024			143,250
150	M	SBA Communications Corp., 4.875%, 7/15/2022			147,750
125	M	Sprint Communications, Inc., 6%, 11/15/2022			122,979
150	M	Sprint Corp., 7.875%, 9/15/2023			154,313
		T-Mobile USA, Inc.:
50	M	6%, 3/1/2023			50,362
25	M	6%, 4/15/2024			25,063
					923,342
Total Value of Corporate Bonds (cost $185,576,228)					182,128,315
		ASSET-BACKED SECURITIES—18.3%
		Fixed Autos—7.5%
1,850	M	CarMax Auto Owner Trust, 3.37%, 10/16/2023			1,869,418
		BMW Vehicle Lease Trust:
1,400	M	2.07%, 10/20/2020			1,391,349
900	M	3.26%, 7/20/2021			904,578
		GM Financial Automobile Leasing Trust:
3,249	M	3.18%, 6/21/2021			3,255,083
1,400	M	3.31%, 4/20/2022			1,404,586
		Hertz Vehicle Financing Trust:
2,435	M	2.27%, 7/25/2020			2,421,478
2,500	M	2.96%, 10/25/2021			2,478,275
2,000	M	3.29%, 2/25/2024	(a)		1,985,364
1,190	M	Santander Drive Auto Receivables Trust, 3.03%, 9/15/2022			1,188,977
3,000	M	Tesla Auto Lease Trust, 3.71%, 8/20/2021	(a)		3,008,259
2,800	M	Volkswagen Auto Loan Enhanced Trust, 3.05%, 8/20/2021			2,804,270
					22,711,637
		Fixed Communication Services—2.3%
		Verizon Owner Trust:
5,230	M	1.92%, 12/20/2021	(a)		5,177,496
1,670	M	3.23%, 4/20/2023			1,681,065
					6,858,561
		Fixed Credit Cards—7.3%
2,460	M	American Credit Acceptance Trust, 2.61%, 5/10/2021	(a)		2,456,349
3,905	M	Barclays DryRock Issuance Trust, 2.2%, 12/15/2022			3,868,726
5,400	M	Citibank Credit Card Issuance Trust, 2.49%, 1/20/2023			5,358,847
4,150	M	Discover Card Execution Note Trust, 2.19%, 4/17/2023		†	4,109,853
		Synchrony Credit Card Master Trust:
5,100	M	1.93%, 6/15/2023			5,021,343
1,500	M	2.38%, 9/15/2023			1,483,308
					22,298,426
		Fixed Manufacturing—1.2%
3,600	M	Kubota Credit Owner Trust, 3.1%, 8/15/2022	(a)		3,619,289
Total Value of Asset-Backed Securities (cost $55,265,489)					55,487,913
		U.S. GOVERNMENT AGENCY OBLIGATIONS—7.1%
		Fannie Mae:
5,000	M	1.25%, 5/6/2021			4,856,815
1,700	M	1.375%, 2/26/2021			1,659,100
5,000	M	1.5%, 2/28/2020			4,943,655
5,000	M	Federal Home Loan Bank, 2.375%, 3/30/2020			4,989,715
5,000	M	Freddie Mac, 3.75%, 3/27/2019			5,015,540
Total Value of U.S. Government Agency Obligations (cost $22,054,160)					21,464,825
		U.S. GOVERNMENT OBLIGATIONS—5.1%
		U.S. Treasury Notes:
2,000	M	1.125%, 8/31/2021			1,930,938
13,730	M	1.375%, 10/31/2020			13,454,329
Total Value of U.S. Government Obligations (cost $15,543,510)					15,385,267
		COVERED BONDS—3.2%
		Financials
4,750	M	Canadian Imperial Bank of Commerce, 2.35%, 7/27/2022	(a)		4,659,531
5,000	M	Royal Bank of Canada, 2.3%, 3/22/2021			4,932,675
Total Value of Covered Bonds (cost $9,769,003)					9,592,206
		COMMERCIAL MORTGAGE-BACKED SECURITIES—1.8%
		Fannie Mae—1.0%
2,929	M	Fannie Mae, 2.995%, 11/1/2022			2,946,236
		Federal Home Loan Mortgage Corporation—.8%
2,499	M	Multi-Family Structured Pass-Throughs, 2.7169%, 5/25/2024		†	2,488,842
Total Value of Commercial Mortgage-Backed Securities (cost $5,537,947)					5,435,078
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.6%
4,706	M	Fannie Mae, 4%, 2/25/2025 (Cost $5,074,305)			4,822,708
		UNINSURED U.S. AGENCY OBLIGATIONS—.1%
500	M	Freddie Mac - STACR, 3.2563%, 9/25/2048 (cost $500,000)		†	499,248
		SHORT-TERM U.S. GOVERNMENT OBLIGATIONS—1.6%
5,000	M	U.S. Treasury Bills, 2.1475%, 1/8/2019 (cost $4,997,912)			4,998,130
Total Value of Investments (cost $304,318,554)		98.9%			299,813,690
Other Assets, Less Liabilities		1.1			3,412,060
Net Assets		100.0%			$303,225,750

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31, 2018, the Fund held ninety-seven 144A securities with an aggregate value of $63,468,567 representing 20.9% of the Fund's net assets.

†	The interest rates shown on variable and floating rate notes are adjusted periodically; the rates shown are the rates in effect at December 31, 2018.

Summary of Abbreviations:

LLLP Limited Liability Limited Partnership

STACR Structured Agency Credit Risk

ULC Unlimited Liability Corporation

At December 31, 2018, the cost of investments for federal income tax purposes was $304,318,554. Accumulated net unrealized depreciation on investments was $4,504,864, consisting of $341,314 gross unrealized appreciation and $4,846,178 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$182,128,315	$-	$182,128,315
Asset-Backed Securities	-	55,487,913	-	55,487,913
U.S. Government Agency Obligations	-	21,464,825	-	21,464,825
U.S. Government Obligations	-	15,385,267	-	15,385,267
Covered Bonds	-	9,592,206	-	9,592,206
Commercial Mortgage-Backed Securities	-	5,435,078	-	5,435,078
Collateralized Mortgage Obligations	-	4,822,708	-	4,822,708
Uninsured U.S. Agency Obligations	-	499,248	-	499,248
Short-Term U.S. Government Obligations	-	4,998,130	-	4,998,130
Total Investments in Securities*	$-	$299,813,690	$-	$299,813,690

*	The Portfolio of Investments provides information on the industry categorization of corporate bonds, asset backed securities and covered bonds.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)

STRATEGIC INCOME FUND

December 31, 2018

Shares or Principal Amount		Security	Value
		MUTUAL FUNDS—89.6%
		Fixed Income Funds
3,060,487		Floating Rate Fund - Institutional Class Shares	$28,554,347
15,375,772		Fund For Income - Institutional Class Shares	35,671,791
1,694,465		Intermational Opportunitiies Bond Fund - Institutional Class Shares	14,589,347
2,026,200		Investment Grade Fund - Institutional Class Shares	18,438,420
2,419,743		Limited Duration Bond Fund - Institutional Class Shares	22,213,240
415,469		Tax Exempt Income Fund - Institutional Class Shares	3,772,455
469,344		Tax Exempt Opportunities Fund - Institutional Class Shares	7,500,112
Total Value of Mutual Funds (cost $141,026,625)			130,739,712
		RESIDENTIAL MORTGAGE-BACKED SECURITIES—1.0%
$1,500	M	Fannie Mae, 4%, 12/1/2048 (cost $1,520,625)	1,530,091
		SHORT-TERM U.S. GOVERNMENT OBLIGATIONS—7.4%
		U.S. Treasury Bills:
3,500	M	2.12%, 1/3/2019	3,499,783
5,885	M	2.28%, 1/8/2019	5,882,799
1,500	M	2.334%, 2/14/2019	1,495,718
Total Value of Short-Term U.S. Government Obligation (cost $10,877,694)			10,878,300
		SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS—1.4%
2,000	M	Federal Home Loan Bank, 2.345%, 1/16/2019 (cost $1,998,043)	1,998,156
Total Value of Investments (cost $155,422,987)		99.4%	145,146,259
Other Assets, Less Liabilities		.6	825,409
Net Assets		100.0%	$145,971,668

At December 31, 2018, the cost of investments for federal income tax purposes was $155,424,977. Accumulated net unrealized depreciation on investments was $10,278,718, consisting of $60,253 gross unrealized appreciation and $10,338,971 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Mutual Funds
Fixed Income Funds	$130,739,712	$-	$-	$130,739,712
Residential Mortgage-Backed Securities	-	1,530,091	-	1,530,091
Short-Term U.S. Government Obigations	-	10,878,300	-	10,878,300
Short-Term U.S. Government Agency Obigations	-	1,998,156	-	1,998,156
Total Investments in Securities	$130,739,712	$14,406,547	$-	$145,146,259

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

Security Valuation – Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities or an authorized pricing service. Fixed Income securities, other than short-term debt securities held by the Government Cash Management Fund, are priced based upon evaluated prices that are provided by a pricing service approved by the Trust’s Board of Trustees (“the Board”). Other securities may also be priced based upon evaluated prices that are provided by pricing services approved by the Board. The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining evaluated prices.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee of Foresters Investment Management Company, Inc. (“FIMCO”) decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or are deemed to be unreliable, or do not appear to reflect significant events that have occurred prior to the time as of which the net asset value is calculated, the securities may be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

The Government Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 under the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

In accordance with Accounting Standards Codification 820 “Fair Value Measurements and Disclosures” (“ASC 820”), investments held by the Funds are carried at “fair value”. As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds’ investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.
Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Equity securities, options and futures contracts traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied. The underlying Funds in which Strategic Income Fund invests are also categorized in Level 1. Variable and floating rate, corporate, sovereign and municipal bonds, asset backed, U.S. Government and U.S. Government Agency securities, pass-through certificates, loan participations and short-term notes are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term notes that are valued at amortized cost by the Government Cash Management Fund are categorized in Level 2. Foreign exchange contracts that are considered derivative instruments and are valued at the net unrealized appreciation or depreciation on the instruments are categorized in Level 2. Securities that are fair valued by the Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of the unobservable valuation inputs.

The aggregate value by input level, as of December 31, 2018, for each Fund’s investments is included at the end of each Fund’s schedule of investments.

Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregated assets for these transactions.

Derivatives— Some of the Funds may invest in various derivatives. A derivative is a financial instrument which has a value that is based on – or “derived from” – the values of other assets, reference rates, or indices. The Funds may invest in derivatives for hedging purposes.

Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates, and related indices. Derivatives include futures contracts and options on futures contracts, forward- commitment transactions, options on securities, caps, floors, collars, swap contracts, and other financial instruments. Some derivatives, such as futures contracts and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives, such as swap contracts, are privately negotiated and entered into in the over-the-counter market (“OTC”). The risks associated with the use of derivatives are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.

The use of a derivative involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the other party to the contract (usually referred to as a “counterparty”) or the failure of the counterparty to make required payments or otherwise comply with the terms of the contract. Additionally, the use of credit derivatives can result in losses if FIMCO, or the Fund’s subadviser, as applicable, does not correctly evaluate the creditworthiness of the issuer on which the credit derivative is based.

Derivatives may be subject to liquidity risk, which exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Derivatives may be subject to pricing or “basis” risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.

Because many derivatives have leverage or borrowing components, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to the Funds’ interest. The Funds bear the risk that FIMCO will incorrectly forecast future market trends or the values of assets, reference rates, indices, or other financial or economic factors in establishing derivative positions for the Funds. If FIMCO attempts to use a derivative as a hedge against, or as a substitute for, a portfolio investment, the Funds will be exposed to the risk that the derivative will have or will develop an imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Funds. While hedging strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other investments. Many derivatives, in particular OTC derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Funds.

The following provides more information on specific types of derivatives and activity in the Funds. The use of derivative instruments by the Funds for the period ended December 31, 2018 was related to the use of written options, futures contracts and foreign exchange contracts.

Options Contracts – Some of the Funds may write covered call options on securities, derivative instruments, or currencies the Funds own or in which it may invest. Writing call options tends to decrease the Funds’ exposure to the underlying instrument. When a Fund writes a call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that the Funds may not be able to enter into a closing transaction because of an illiquid market.

Some of the Funds may also purchase call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in its Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

The Funds held no option contracts written at December 31, 2018.

Futures Contracts - The Funds may enter into futures contracts including interest rate futures contracts and index futures, including futures on equity market indices and debt market indices. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds may use futures contracts to manage exposure to the stock market. Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations. Any open futures contracts at period end are presented in the Schedule of Investments under the caption “Futures Contracts”. The notional amount at value reflects each contract’s exposure to the underlying instrument or index at period end.

The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S. exchange. An interest rate futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Such investments may be used for, among other purposes, the purpose of hedging against changes in the value of a Fund’s portfolio securities due to anticipated changes in interest rates and market conditions. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, 10-year U.S. Treasury Notes and three-month U.S. Treasury Bills. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, a Fund is required to deposit with its custodian in a segregated account in the name of the futures broker through which the transaction is effected an amount of cash or U.S. Government securities generally equal to 3%-5% or less of the contract value. This amount is known as “initial margin.”

An option on an interest rate futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury obligations which are traded on a U.S. exchange as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected. When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called “variation margin,” to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as “marking to market.” Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund’s obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

To the extent that a Fund participates in the futures or options markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including: (1) dependence on the ability of the Funds’ investment adviser, FIMCO, or a Fund’s subadviser, as applicable, to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time. If FIMCO’s, or a Fund’s subadviser, as applicable, prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used. Derivatives may be difficult to sell, unwind or value.

At December 31, 2018, the Funds’ held no futures contracts.

Foreign Exchange Contracts—The International Opportunities Bond Fund may enter into foreign exchange contracts for the purchase or sale of foreign currencies at negotiated rates at future dates. These contracts are considered derivative instruments and the Fund may invest in them in order to hedge its currency exposure in bond positions or to gain currency exposure held by the Fund. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. Foreign exchange contracts are “marked-to-market” daily at the applicable translation rate and the resulting unrealized gains and losses are reflected in the Fund’s assets. During the period, the Fund used currency forwards to hedge currency exposure from certain bonds as well as to gain currency exposure in certain countries.

At December 31, 2018, the International Opportunities Bond Fund had open foreign exchange contracts, which are listed in its Portfolio of Investments.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)        Certifications required by Rule 30a-2(a) under the Investment

Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Income Funds

By	/s/ E. Blake Moore Jr.
E. Blake Moore Jr.
President and Principal Executive Officer

Date:	February 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Income Funds

By	/s/ E. Blake Moore Jr.
E. Blake Moore Jr.
President and Principal Executive Officer

By	/s/ Joseph I. Benedek
Joseph I. Benedek
Treasurer and Principal Financial Officer

Date:	February 26, 2019